1933 Act File No. 2-88912
                                                      1940 Act File No. 811-3942

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                         Pre-Effective Amendment No.                   [X]

                       Post-Effective Amendment No. 31                 [X]
                                     and/or
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     [X]
                                     OF 1940

                              AMENDMENT No. 31                         [X]

                     LORD ABBETT TAX-FREE INCOME FUND, INC.
                ------------------------------------------------
                Exact Name of Registrant as Specified in Charter


                 90 Husdon Street, Jersey City, New Jersey 07302
                      Address of Principal Executive Office

                  Registrant's Telephone Number (800) 201-6984
                ------------------------------------------------

                       Lawrence H. Kaplan, Vice President
                 90 Hudson Street, Jersey City, New Jersey 07302
                ------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_____    immediately upon filing pursuant to paragraph (b)

__X__    on February 1, 2000 pursuant to paragraph (b)

_____    60 days after filing pursuant to paragraph (a) (1)

_____    on March 1, 1999 pursuant to paragraph (a) (1)

_____    75 days after filing pursuant to paragraph (a) (2)

_____    on (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lord Abbett
Prospectus
February 1, 2000


     National Tax-Free Income Fund
     California Tax-Free Income Fund
     Connecticut Tax-Free Income Fund
     Hawaii Tax-Free Income Fund
     Minnesota Tax-Free Income Fund
     Missouri Tax-Free Income Fund
     New Jersey Tax-Free Income Fund
     New York Tax-Free Income Fund
     Texas Tax-Free Income Fund
     Washington Tax-Free Income Fund
     Florida Series
     Georgia Series
     Michigan Series
     Pennsylvania Series


[LOGO]


     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     Class P shares of each Fund are neither offered to the general public nor available in all states. Please call 800-821-5129 for further information.

Table of Contents

The Funds                                                  Page

Information about
performance, fees
and expenses


Goal/Principal Strategy                                    3

Main Risks                                                 3

National Tax-Free Income Fund                              6

California Tax-Free Income Fund                            8

Connecticut Tax-Free Income Fund                           10

Hawaii Tax-Free Income Fund                                12

Minnesota Tax-Free Income Fund                             14

Missouri Tax-Free Income Fund                              16

New Jersey Tax-Free Income Fund                            18

New York Tax-Free Income Fund                              20

Texas Tax-Free Income Fund                                 22

Washington Tax-Free Income Fund                            24

Florida Series                                             26

Georgia Series                                             28

Michigan Series                                            30

Pennsylvania Series                                        32





Your Investment
Information for managing
your Fund account




Purchases                                                  34

Sales Compensation                                         37

Opening Your Account                                       37

Redemptions                                                38

Distributions and Taxes                                    38

Services For Fund Investors                                40

Management                                                 41


For More Information
How to learn more
about the Funds






Other Investment Techniques                                42

Glossary of Shaded Terms                                   44

Recent Performance                                         45

Financial Information
Financial highlights, line
 graph comparisons of each
 Fund and broker compensation




National Tax-Free Income Fund                              46

California Tax-Free Income Fund                            48

Connecticut Tax-Free Income Fund                           50

Hawaii Tax-Free Income Fund                                52

Minnesota Tax-Free Income Fund                             54

Missouri Tax-Free Income Fund                              56

New Jersey Tax-Free Income Fund                            58

New York Tax-Free Income Fund                              60

Texas Tax-Free Income Fund                                 62

Washington Tax-Free Income Fund                            64

Florida Series                                             66

Georgia Series                                             68

Michigan Series                                            70

Pennsylvania Series                                        72

Compensation For Your Dealer                               74




How to learn more about the
Funds and other Lord Abbett Funds

Back Cover

THE FUNDS

GOAL / PRINCIPAL STRATEGY


     The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for the National Fund) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. The New York Fund also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk. At present, neither Texas nor Washington imposes a personal income tax.



     To pursue its goal, each Fund invests in municipal bonds which, at the time of purchase, are investment grade or determined by Lord Abbett to be of comparable quality. Under normal market conditions, each Fund attempts to be 80% invested in municipal bonds, the interest on which is exempt from federal, its state's and, in the case of the New York Fund, New York City personal income tax. Under normal circumstances, we intend to maintain the average weighted stated maturity of each Fund at between ten and thirty-five years.


     In selecting municipal bonds, we focus on:



     o    Credit Quality - an issuer's ability to pay principal and interest

     o Call Protection - assurance by an issuer that it will not redeem a bond earlier than anticipated

     o Income Tax Exemption - the bond issuer's ability to pay interest free from federal, state and/or local personal income taxes

     o Total Return Potential - the return possibilities for an investment over a period of time, including appreciation and interest


     While typically fully invested, we may take a temporary defensive position in: (i) short-term tax-exempt securities, and (ii) cash, investment grade commercial paper, and short-term U.S. Government Securities (limited to 20% of a Fund's assets). This could reduce tax-exempt income.


MAIN RISKS


     For All Funds - Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds than for short-term bonds. As a result, the Funds, which tend to invest in longer term bonds than many other municipal bond funds, normally will have more price volatility than those funds.


     Additional risks that could reduce each Fund's performance or increase volatility include the following:


     o Credit risk - the possibility that an issuer of bonds fails to make timely payments of principal or interest. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state


     o Call risk - as interest rates decline, bond issuers may pay off their loans early by buying back the bonds

     o Governmental risk - government actions, including local, state and regional factors, could have an adverse effect on municipal bond prices


     o Management risk - if certain sectors or investments do not perform as expected, the Funds could underperform other similar funds or lose money


Lord Abbett Tax-Free
Income Fund, Inc.

  National Tax-Free Income Fund
  California Tax-Free Income Fund
  Connecticut Tax-Free Income Fund
  Hawaii Tax-Free Income Fund
  Minnesota Tax-Free Income Fund
  Missouri Tax-Free Income Fund
  New Jersey Tax-Free Income Fund
  New York Tax-Free Income Fund
  Texas Tax-Free Income Fund
  Washington Tax-Free Income Fund



Lord Abbett Tax-Free
Income Trust
  Florida Series
  Georgia Series
  Michigan Series
  Pennsylvania Series


We or the Funds refers to any one or more of the portfolios of Lord Abbett Tax-Free Income Fund, Inc. or Lord Abbett Tax-Free Income Trust.

Lord Abbett refers to Lord, Abbett & Co., each Fund's investment adviser.



About each Fund. Each Fund is a professionally managed portfolio primarily holding municipal bonds purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

Reasonable risk is the volatility each Fund has over time, which we believe will approximate the Lehman Brothers Current Coupon Long Index.

Municipal Bonds ("bonds") are debt securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities which provide income free from federal, state and/or local personal income taxes. Municipal bonds generally are divided into two types:

o General Obligation Bonds are secured by the full faith and credit of the issuer and its taxing power.

o Revenue Bonds are payable only from revenue derived from a par-ticular facility or source, such as bridges, tolls or sewer services. Industrial development bonds are revenue bonds.

You should read this entire pros- pectus, including "Other Invest- ment Techniques," which concisely describes the other investment strategies used by the Funds and their risks.

3 The Funds

     Each Fund (except the National Fund) is nondiversified which means that it may invest a greater portion of its assets in a single company than a diversified fund. Thus, it may be exposed to greater risk.



     An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds may not be appropriate for all investors and none of the Funds is a complete investment program. You could lose money investing in the Funds.


     State and Puerto Rico Risks - Because each Fund other than the National Fund invests primarily in issuers of its particular state, its performance is more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as the National Fund. These factors may include economic, policy or state legislative changes, erosion of the tax base and the possibility of credit problems.


     o Puerto Rico Bonds - Each Fund may invest in bonds issued by the Commonwealth of Puerto Rico and its instrumentalities. The economy of Puerto Rico is dominated by the manufacturing and service sectors and is heavily dependent on the stability of the price of oil, the state of the U.S. economy and borrowing costs. Puerto Rico's unemployment rate continues to substantially exceed the U.S. average.


     o California Bonds - Various constitutional and statutory provisions may affect the ability of issuers of California municipal bonds to meet their financial obligations. Decreases in State and local revenues due to such provisions may reduce the ability of California issuers to satisfy their obligations.


     o Connecticut Bonds - Connecticut's economy traditionally has been concentrated in the manufacturing and defense-related sectors. The State's high level of tax-supported debt also remains a concern as it poses a relatively significant burden on the State's revenue base.


     o Hawaii Bonds - In recent years, Hawaii has exhibited poor economic performance and modest personal income growth. Hawaii's economy is concentrated in retail trade and tourism and also includes construction, agriculture and military operations. Tourism is a major factor in the economy, and has been harmed by recent financial and economic downturns in Southeast Asia. Construction activity has also declined. Agriculture, dominated by pineapple and sugar production, has experienced increased foreign competition.


     o Minnesota Bonds - Minnesota's significant public debt includes the State's general obligation debt, as well as university and other agency debt that is not an obligation of the State. The State relies heavily on individual, sales and corporate income taxes for revenues, all of which are sensitive to economic conditions and could be adversely affected by an economic downturn.


     o Missouri Bonds - Economic reversals in the Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain a significant portion of the State's population, would have a major impact on the State's overall economic condition. Certain provisions of the Constitution of Missouri could adversely affect payment on Missouri municipal bonds.


     o New Jersey Bonds - New Jersey is a major recipient of federal assistance. Hence, a decrease in federal financial assistance may adversely affect the State's financial condition. In an attempt to ensure that local governmental entities remain on a sound financial basis, State law restricts total appropriation increases to 5% annually for such entities, with certain exceptions. Statutory or legislative restrictions of this type may adversely affect a municipality's or another bond-issuing authority's ability to repay its obligations.



                                                                     The Funds 4

     o New York Bonds - Although New York State has recorded balanced budgets for its last seven fiscal years, gaps between actual revenues and expenditures may arise in the current year and in future fiscal years. The State, New York City, the State's other political subdivisions and the State Authorities are perceived in the marketplace to be financially interdependent. The State's credit is presently affected by the indebtedness of the Authorities because of the State's guarantee or other support. This indebtedness is substantial. The Authorities are likely to require further financial assistance from the State. Shortfalls and budget gaps have been predicted for future years and will require further action by New York City's government.


     o Texas Bonds - The economy of Texas in the recent past has been dominated by the oil and gas industry, which depends heavily on the level of oil prices. Any circumstances that affect the market value of Texas bonds held by the Fund as a result of a dependency of local governments and other authorities upon State aid and reimbursement programs may have an adverse affect on the Texas Fund.


     o Washington Bonds - The State of Washington's economy is concentrated in manufacturing and service industries as well as agricultural and timber production. The Boeing Company, one of the world's largest aerospace firms, is the State's largest employer and as such has a significant impact, in terms of production, employment and labor earnings, on the State's economy. Continued declines in the forest products industry and related employment opportunities are expected in the future.


     o Michigan Bonds - Michigan's economy remains heavily concentrated in the manufacturing sector. The State's automobile industry remains an important component of this sector. Accordingly, the State's economy is potentially more volatile than those of other states with more diverse economies and may be more likely to be adversely affected by recent global economic problems.



5 The Funds

National Tax-Free Income Fund                          Symbols: Class A - LANSX
                                                                Class B - LANBX
                                                                Class C - LTNSX



PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  7.7%               Worst Quarter   1st Q `94    -6.4%





     The table below shows how the average annual total returns of the Fund's Class A, B and C shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.


-----------------------------------------------------------------------------------------------
Average Annual Total Returns Through December 31, 1999
-----------------------------------------------------------------------------------------------

Share Class                           1 Year     5 Years    10 Years    Since Inception(1)

Class A shares                       -8.60%      5.53%        5.94%             -
------------------------------------------------------------------------------------------------

Class B shares                      -10.59%        -            -             2.79%
------------------------------------------------------------------------------------------------

Class C shares                       -7.03%        -            -             3.81%

Lehman Municipal Bond Index(2)       -2.60%      6.91%        6.89%           5.06%(3)
------------------------------------------------------------------------------------------------


Lehman Municipal Long Current
Coupon Index(2)                      -5.28%      6.25%        6.31%           4.26%(3)
------------------------------------------------------------------------------------------------


(1) The dates of inception for each Class are: A -4/2/84; B -8/1/96; and C -7/15/96.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.

(3) Represents total returns for the period 7/31/96 - 12/31/99, to correspond with Class B and C inception dates.

                                                                     The Funds 6

                                                   National Tax-Free Income Fund

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



---------------------------------------------------------------------------------------------------------
Fee Table
---------------------------------------------------------------------------------------------------------

                                              Class A    Class B(2)    Class C     Class P


Shareholder Fees (Fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------

Maximum Sales Charge on Purchases
---------------------------------------------------------------------------------------------------------
(as a % of offering price)                     3.25%       none        none        none
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                  1.00%(1)    5.00%       1.00%(1)    none
---------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(3)
---------------------------------------------------------------------------------------------------------
Management Fees (See "Management")             0.50%       0.50%       0.50%       0.50%
---------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(4)       0.35%       1.00%       1.00%       0.45%
---------------------------------------------------------------------------------------------------------
Other Expenses                                 0.12%       0.12%       0.12%       0.12%
---------------------------------------------------------------------------------------------------------
Total Operating Expenses                       0.97%       1.62%       1.62%       1.07%
---------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of (a) Class A shares made within 24 months following any purchases made without a sales charge, and (b) Class C shares if they are redeemed before the first anniversary of their purchase.

(2) Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

(3) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(4) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.




--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class            1 Year           3 Years           5 Years     10 Years

Class A shares           $421            $624             $ 844         $1,476
--------------------------------------------------------------------------------

Class B shares           $665            $811             $1,081        $1,748
--------------------------------------------------------------------------------

Class C shares           $265            $511             $ 881         $1,922

Class P shares           $109            $340             $ 590         $1,306

You would pay the following expenses if you did not redeem your shares:

Class A shares          $421            $624             $844          $1,476
--------------------------------------------------------------------------------

Class B shares          $165            $511             $881          $1,748

Class C shares          $165            $511             $881          $1,922
--------------------------------------------------------------------------------

Class P shares          $109            $340             $590          $1,306




Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


7 The Funds

California Tax-Free Income Fund                        Symbols:  Class A - LCFIX
                                                                 Class C - CALAX



PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  7.7%               Worst Quarter   1st Q `94    -7.3%



--------------------------------------------------------------------------------


     The table below shows how the average annual total returns of the Fund's Class A and C shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.



----------------------------------------------------------------------------------------------

Average Annual Total Returns Through December 31, 1999


----------------------------------------------------------------------------------------------
Share Class                           1 Year     5 Years    10 Years    Since Inception(1)

Class A shares                       -9.40%      4.90%        5.56%             -
----------------------------------------------------------------------------------------------
Class C shares                       -7.90%        -            -             3.06%
----------------------------------------------------------------------------------------------
Lehman Municipal Bond Index(2)       -2.06%      6.91%        6.89%           5.06%(3)
----------------------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                      -5.28%      6.25%        6.31%           4.26%(3)
----------------------------------------------------------------------------------------------

(1)  The dates of inception for each Class are: A -9/3/85; and C -7/15/96.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 7/31/96 - 12/31/99, to correspond with Class C inception date.


                                                                     The Funds 8

                                                 California Tax-Free Income Fund

Fees and expenses


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



----------------------------------------------------------------------------------------------------------
 Fee Table
----------------------------------------------------------------------------------------------------------

                                                    Class A         Class C        Class P

Shareholder Fees (Fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------\Maximum
Sales Charge on Purchases
(as a % of offering price)                           3.25%          none            none
----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                        1.00%(1)       1.00%(1)        none
----------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(2)
----------------------------------------------------------------------------------------------------------
Management Fees (See "Management")                   0.50%          0.50%          0.50%
----------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)             0.35%          1.00%          0.45%
----------------------------------------------------------------------------------------------------------
Other Expenses                                       0.10%          0.10%          0.10%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses                             0.95%          1.60%          1.05%
----------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of (a) Class A shares made within 24 months following any purchases made without a sales charge, and (b) Class C shares if they are redeemed before the first anniversary of their purchase.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.




--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class                1 Year           3 Years           5 Years         10 Years
Class A shares               $419            $618              $833             $1,453
-------------------------------------------------------------------------------------------
Class C shares               $263            $505              $871             $1,900
-------------------------------------------------------------------------------------------
Class P shares               $107            $334              $579             $1,283
You would pay the following expenses if you did not redeem your shares:
Class A shares               $419            $618              $833             $1,453
-------------------------------------------------------------------------------------------
Class C shares               $163            $505              $871             $1,900
-------------------------------------------------------------------------------------------
Class P shares               $107            $334              $579             $1,283
-------------------------------------------------------------------------------------------


Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


9 The Funds

Connecticut Tax-Free Income Fund                       Symbol:   Class A - LACTX



PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  7.9%               Worst Quarter   1st Q `94    -5.7%


--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------


Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                        1 Year        5 Years     Since Inception(1)


Class A shares                     -8.70%         5.26%            5.68%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(2)     -2.06%         6.91%            6.78%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                    -5.28%         6.25%            5.89%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 4/1/91.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 3/31/91 - 12/31/99, to correspond with Class A inception date.


                                                                    The Funds 10

                                                Connecticut Tax-Free Income Fund

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



------------------------------------------------------------------------------------------------------------


Fee Table


------------------------------------------------------------------------------------------------------------

                                                                Class A            Class P
Shareholder Fees (Fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
(as a % of offering price)                                       3.25%              none
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                    1.00%(1)           none
------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(2)
------------------------------------------------------------------------------------------------------------
Management Fees (See "Management")                               0.50%              0.50%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)                         0.35%              0.45%
------------------------------------------------------------------------------------------------------------
Other Expenses                                                   0.12%              0.12%
------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                         0.97%              1.07%
------------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.




--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class           1 Year           3 Years           5 Years     10 Years

Class A shares          $421             $624             $844         $1,476
--------------------------------------------------------------------------------

Class P shares          $109             $340             $590         $1,306

You would pay the following expenses if you did not redeem your shares:

Class A shares         $421             $624             $844         $1,476
--------------------------------------------------------------------------------

Class P shares         $109             $340             $590         $1,306
--------------------------------------------------------------------------------



Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


11 The Funds

Hawaii Tax-Free Income Fund                           Symbol:   Class A - LAHIX



PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------

Bar Chart (per calendar year) - Class A Shares


--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  8.0%               Worst Quarter   1st Q `94    -6.9%




--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------



Average Annual Total Returns Through December 31, 1999
--------------------------------------------------------------------------------
Share Class                         1 Year       5 Years      Since Inception(1)
Class A shares                      -8.10%        5.35%             5.17%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(2)      -2.06%        6.91%             6.38%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                     -5.28%        6.25%             5.50%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 10/28/91.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 10/31/91 - 12/31/99, to correspond with Class A inception date.

                                                                    The Funds 12

                                                     Hawaii Tax-Free Income Fund

Fees and expenses


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




--------------------------------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------------------------------
                                                                Class A            Class P
Shareholder Fees (Fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
(as a % of offering price)                                       3.25%             none
--------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                    1.00%(1)          none
--------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(2)
--------------------------------------------------------------------------------------------------------
Management Fees (See "Management")                               0.50%             0.50%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)                         0.35%             0.45%
--------------------------------------------------------------------------------------------------------
Other Expenses                                                   0.14%             0.14%
--------------------------------------------------------------------------------------------------------
Total Operating Expenses                                         0.99%             1.09%
--------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.




--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class         1 Year           3 Years           5 Years         10 Years

Class A shares        $423            $630              $854             $1,499
--------------------------------------------------------------------------------

Class P shares        $111            $347              $601             $1,329

You would pay the following expenses if you did not redeem your shares:

Class A shares       $423            $630              $854             $1,499
--------------------------------------------------------------------------------

Class P shares       $111            $347              $601             $1,329
--------------------------------------------------------------------------------


Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


13 The Funds

Minnesota Tax-Free Income Fund                          Symbol:  Class A - LAMNX



PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  4.7%               Worst Quarter   1st Q `96    -2.7%




--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------



Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                        1 Year        5 Years      Since Inception(1)

Class A shares                     -8.30%         4.61%             4.62%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(2)     -2.06%         6.91%             6.91%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                    -5.28%         6.25%             6.15%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 12/27/94.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 12/31/94 - 12/31/99, to correspond with Class A inception date.

                                                                   The Funds  14

Minnesota Tax-Free Income Fund

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




---------------------------------------------------------------------------------------------------------
Fee Table
---------------------------------------------------------------------------------------------------------

                                                                Class A            Class P
Shareholder Fees (Fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
(as a % of offering price)                                       3.25%              none
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                    1.00%(1)           none
---------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
---------------------------------------------------------------------------------------------------------
Management Fees (See "Management")                               0.50%             0.50%
---------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(2)                         0.00%             0.45%
---------------------------------------------------------------------------------------------------------
Other Expenses                                                   0.23%             0.23%
---------------------------------------------------------------------------------------------------------
Total Operating Expenses                                         0.73%             1.18%
---------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.



--------------------------------------------------------------------------------

Example


--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class        1 Year           3 Years           5 Years   10 Years

Class A shares       $397            $551              $718       $1,202
--------------------------------------------------------------------------------
Class P shares       $120            $375              $649       $1,432
--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

Class A shares       $397            $551              $718       $1,202
--------------------------------------------------------------------------------
Class P shares       $120            $375              $649       $1,432
--------------------------------------------------------------------------------



Management fees are payable to Lord Abbett for the Fund's investment management. Lord Abbett is currently waiving the management fees for the Fund. Lord Abbett may stop waiving the management fees at any time. The total operating expense ratio with the fee waiver is 0.23% for Class A and 0.68% for Class P.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. The 12b-1 Plan for Class A shares of the Fund will not become operative until the net assets of Class A reach $100 million.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.

15 The Funds

Missouri Tax-Free Income Fund                         Symbol:    Class A - LAMOX



PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.




--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]

 Best Quarter   1st Q `95  7.7%               Worst Quarter   1st Q `94    -6.8%



--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------



Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                         1 Year        5 Years    Since Inception(1)

Class A shares                      -7.50%         5.21%           5.62%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(2)      -2.06%         6.91%           6.63%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                     -5.28%         6.25%           5.81%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 5/31/91.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 5/31/91 - 12/31/99, to correspond with Class A inception date.

                                                                    The Funds 16

                                                   Missouri Tax-Free Income Fund

Fees and expenses


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



----------------------------------------------------------------------------------------------------
Fee Table
----------------------------------------------------------------------------------------------------
                                                                Class A            Class P
Shareholder Fees (Fees paid directly from your investment)
----------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
----------------------------------------------------------------------------------------------------
(as a % of offering price)                                      3.25%               none
----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                   1.00%(1)            none
----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
----------------------------------------------------------------------------------------------------
Management Fees (See "Management")                              0.50%               0.50%
----------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(2)                        0.36%               0.45%
----------------------------------------------------------------------------------------------------
Other Expenses                                                  0.13%               0.13%
----------------------------------------------------------------------------------------------------
Total Operating Expenses                                        0.99%               1.08%
----------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class                1 Year        3 Years           5 Years    10 Years

Class A shares               $423         $630              $854        $1,499
--------------------------------------------------------------------------------

Class P shares               $110         $343              $595        $1,317
--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

Class A shares               $423         $630              $854        $1,499
--------------------------------------------------------------------------------

Class P shares               $110         $343              $595        $1,317
--------------------------------------------------------------------------------


Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


17 The Funds

New Jersey Tax-Free Income Fund                       Symbol:    Class A - LANJX



PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  7.4%               Worst Quarter   1st Q `94    -5.7%



--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------


Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                           1 Year        5 Years  Since Inception(1)

Class A shares                        -8.70%         5.26%         6.12%
--------------------------------------------------------------------------------

Lehman Municipal Bond Index(2)        -2.06%         6.91%         6.85%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                       -5.28%         6.25%         6.11%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 1/2/91.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 12/31/90 - 12/31/99, to correspond with Class A inception date.


                                                                    The Funds 18

                                                 New Jersey Tax-Free Income Fund

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



------------------------------------------------------------------------------------------------------------
Fee Table
------------------------------------------------------------------------------------------------------------

                                                                Class A            Class P
Shareholder Fees (Fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------

Maximum Sales Charge on Purchases

(as a % of offering price)                                      3.25%               none
------------------------------------------------------------------------------------------------------------

Maximum Deferred Sales Charge                                    1.00%(1)           none
------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(2)
------------------------------------------------------------------------------------------------------------

Management Fees (See "Management")                              0.50%               0.50%
------------------------------------------------------------------------------------------------------------

Distribution (12b-1) and Service Fees(3)                        0.35%               0.45%
------------------------------------------------------------------------------------------------------------
Other Expenses                                                  0.12%               0.12%
------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                        0.97%               1.07%
------------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge,.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class          1 Year           3 Years           5 Years     10 Years

Class A shares         $421             $624             $844         $1,476
--------------------------------------------------------------------------------

Class P shares         $109             $340             $590         $1,306

You would pay the following expenses if you did not redeem your shares:

Class A shares         $421             $624             $844         $1,476
--------------------------------------------------------------------------------

Class P shares         $109             $340             $590         $1,306



Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


19 The Funds

New York Tax-Free Income Fund                    Symbols:        Class A - LANYX
                                                                 Class C - NYLAX


PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  7.1%               Worst Quarter   1st Q `94    -5.9%



--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A and C shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------


Average Annual Total Returns Through December 31, 1999

---------------------------------------------------------------------------------------------

Share Class                           1 Year     5 Years    10 Years    Since Inception(1)

Class A shares                       -7.70%      5.00%        5.55%             -
---------------------------------------------------------------------------------------------

Class C shares                       -6.15%        -            -             3.44%
---------------------------------------------------------------------------------------------

Lehman Municipal Bond Index(2)       -2.06%      6.91%        6.89%           5.06%(3)
---------------------------------------------------------------------------------------------

Lehman Municipal Long Current
Coupon Index(2)                      -5.28%      6.25%        6.31%           4.26%(3)
---------------------------------------------------------------------------------------------

(1)  The dates of inception for each Class are: A -4/2/84; and C -7/15/96.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total returns for the period 7/31/96 - 12/31/99, to correspond with Class C inception date.

The Funds 20

New York Tax-Free Income Fund

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



-------------------------------------------------------------------------------------------------------------
Fee Table
-------------------------------------------------------------------------------------------------------------
                                                    Class A         Class C        Class P
Shareholder Fees (Fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------

Maximum Sales Charge on Purchases

(as a % of offering price)                          3.25%            none           none
-------------------------------------------------------------------------------------------------------------

Maximum Deferred Sales Charge                        1.00%(1)       1.00%(1)        none
-------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(2)
-------------------------------------------------------------------------------------------------------------
Management Fees (See "Management")                  0.50%           0.50%          0.50%
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)            0.35%           1.00%          0.45%
-------------------------------------------------------------------------------------------------------------
Other Expenses                                      0.11%           0.11%          0.11%
-------------------------------------------------------------------------------------------------------------
Total Operating Expenses                            0.96%           1.61%          1.06%
-------------------------------------------------------------------------------------------------------------


(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of (a) Class A shares made within 24 months following any purchases made without a sales charge, and (b) Class C shares if they are redeemed before the first anniversary of their purchase.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class             1 Year           3 Years           5 Years    10 Years

Class A shares            $420            $621              $839        $1,465
--------------------------------------------------------------------------------

Class C shares            $264            $508              $876        $1,911
--------------------------------------------------------------------------------

Class P shares            $108            $337              $585        $1,294

You would pay the following expenses if you did not redeem your shares:

Class A shares            $420            $621              $839        $1,465
--------------------------------------------------------------------------------

Class C shares            $164            $508              $876        $1,911
--------------------------------------------------------------------------------

Class P shares            $108            $337              $585        $1,294



Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


21 The Funds

Texas Tax-Free Income Fund                               Symbol: Class A - LATIX



PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  7.4%               Worst Quarter   1st Q `94    -6.6%



--------------------------------------------------------------------------------

     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------


Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                       1 Year          5 Years        10 Years

Class A shares(1)                 -9.80%          5.18%           6.00%
--------------------------------------------------------------------------------

Lehman Municipal Bond Index(2)    -2.06%          6.91%           6.89%
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                   -5.28%          6.25%           6.31%
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 1/20/87.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

                                                                    The Funds 22

                                                      Texas Tax-Free Income Fund

Fees and expenses


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



--------------------------------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------------------------------
                                                                Class A            Class P

Shareholder Fees (Fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
--------------------------------------------------------------------------------------------------------
(as a % of offering price)                                       3.25%              none
--------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                    1.00%(1)           none
--------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(2)
--------------------------------------------------------------------------------------------------------
Management Fees (See "Management")                               0.50%             0.50%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)                         0.35%             0.45%
--------------------------------------------------------------------------------------------------------
Other Expenses                                                   0.12%             0.12%
--------------------------------------------------------------------------------------------------------
Total Operating Expenses                                         0.97%             1.07%
--------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class                1 Year           3 Years         5 Years    10 Years

Class A shares               $421            $624            $844        $1,476
--------------------------------------------------------------------------------

Class P shares               $109            $340            $590        $1,306
--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

Class A shares               $421            $624            $844        $1,476
--------------------------------------------------------------------------------

Class P shares               $109            $340            $590        $1,306
--------------------------------------------------------------------------------


Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


23 The Funds

Washington Tax-Free Income Fund                   Symbol:        Class A - LAWAX


PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  7.3%               Worst Quarter   1st Q `94    -7.2%



--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------


Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                        1 Year        5 Years    Since Inception(1)

Class A shares                     -9.10%         5.71%           5.36%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(2)     -2.06%         6.91%           6.31%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                    -5.28%         6.25%           5.32%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 4/15/92.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 4/30/92 - 12/31/99, to correspond with Class A inception date.


                                                                    The Funds 24

                                                 Washington Tax-Free Income Fund

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


------------------------------------------------------------------------------------------------------
Fee Table
------------------------------------------------------------------------------------------------------

                                                                Class A            Class P
Shareholder Fees (Fees paid directly from your investment)
------------------------------------------------------------------------------------------------------

Maximum Sales Charge on Purchases
------------------------------------------------------------------------------------------------------

(as a % of offering price)                                      3.25%              none
------------------------------------------------------------------------------------------------------

Maximum Deferred Sales Charge                                    1.00%(1)          none
------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
------------------------------------------------------------------------------------------------------

Management Fees (See "Management")                              0.50%              0.50%
------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(2)                        0.00%              0.45%
------------------------------------------------------------------------------------------------------
Other Expenses                                                  0.16%              0.16%
------------------------------------------------------------------------------------------------------
Total Operating Expenses                                        0.66%              1.11%
------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class             1 Year           3 Years           5 Years    10 Years

Class A shares            $390            $529             $681         $1,121
--------------------------------------------------------------------------------

Class P shares            $113            $353             $612         $1,352
--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

Class A shares            $390            $529             $681      1,121
--------------------------------------------------------------------------------

Class P shares            $113            $353             $612         $1,352
--------------------------------------------------------------------------------


Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. The 12b-1 Plan for Class A shares of the Fund will not become operative until the net assets of Class A reach $100 million.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


25 The Funds

Florida Series                                       Symbols:    Class A - LAFLX
                                                                 Class C - FLLAX


Performance


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------

Bar Chart (per calendar year) - Class A Shares


--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  7.5%               Worst Quarter   1st Q `94    -7.0%



--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A and C shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

--------------------------------------------------------------------------------

Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                    1 Year          5 Years        Since Inception(1)

Class A shares                -8.60%            4.70%              4.79%
--------------------------------------------------------------------------------
Class C shares                -6.88%              -                3.06%
--------------------------------------------------------------------------------
Lehman Municipal                                                   6.43%(3)
Bond Index(2)                 -2.06%            6.91%              5.06%(4)
--------------------------------------------------------------------------------
Lehman Municipal Long Current                                      5.54%(3)
Coupon Index(2)               -5.28%            6.25%              4.20%(4)
--------------------------------------------------------------------------------

(1)  The dates of inception for each Class are: A -9/25/91; and C -7/15/96.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total returns for the period 9/30/91 - 12/31/99, to correspond with Class A inception date.

(4) Represents total returns for the period 7/31/96 - 12/31/99, to correspond with Class C inception date.

                                                                    The Funds 26

                                                                  Florida Series

Fees and expenses


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



---------------------------------------------------------------------------------------------------------
Fee Table
---------------------------------------------------------------------------------------------------------

                                               Class A           Class C          Class P
Shareholder Fees (Fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
(as a % of offering price)                     3.25%             none              none
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                   1.00%(1)         1.00%(1)          none
---------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(2)
---------------------------------------------------------------------------------------------------------
Management Fees (See "Management")             0.50%             0.50%            0.50%
---------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)       0.35%             1.00%            0.45%
---------------------------------------------------------------------------------------------------------
Other Expenses                                 0.16%             0.16%            0.16%
---------------------------------------------------------------------------------------------------------
Total Operating Expenses                       1.01%             1.66%            1.11%
---------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of (a) Class A shares made within 24 months following any purchases made without a sales charge, and (b) Class C shares if they are redeemed before the first anniversary of their purchase.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:


Share Class              1 Year           3 Years           5 Years     10 Years

Class A shares             $425            $636             $865          $1,521
--------------------------------------------------------------------------------

Class C shares             $269            $523             $902          $1,965
--------------------------------------------------------------------------------

Class P shares             $113            $353             $612          $1,352
--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

Class A shares             $425            $636             $865          $1,521
--------------------------------------------------------------------------------

Class C shares             $169            $523             $902          $1,965
--------------------------------------------------------------------------------

Class P shares             $113            $353             $612          $1,352
--------------------------------------------------------------------------------


Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


27 The Funds

Georgia Series                                          Symbols: Class A - LAGAX


Performance


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class A Shares
--------------------------------------------------------------------------------



[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  6.2%               Worst Quarter   2nd Q `99    -2.9%



--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------


Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                                   1 Year                5 Years(1)

Class A shares                               -7.90%                  5.96%
--------------------------------------------------------------------------------
Lehman Municipal Bond Index(2)               -2.06%                  6.91%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                              -5.28%                  6.15%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A is 12/27/94.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total returns for the period 12/31/94 - 12/31/99, to correspond with Class A inception date.

                                                                    The Funds 28

                                                                  Georgia Series

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




-----------------------------------------------------------------------------------------------------------
Fee Table
-----------------------------------------------------------------------------------------------------------

                                                                 Class A          Class P
Shareholder Fees (Fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
-----------------------------------------------------------------------------------------------------------
(as a % of offering price)                                       3.25%             none
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                     1.00%(1)         none
-----------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
-----------------------------------------------------------------------------------------------------------
Management Fees (See "Management")                               0.50%             0.50%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(2)                         0.00%             0.45%
-----------------------------------------------------------------------------------------------------------
Other Expenses                                                   0.18%             0.18%
-----------------------------------------------------------------------------------------------------------
Total Operating Expenses                                         0.68%             1.13%
-----------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class             1 Year           3 Years           5 Years     10 Years

Class A shares            $392            $535             $691          $1,144
--------------------------------------------------------------------------------

Class P shares            $115            $359             $622          $1,375
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

Class A shares            $392            $535             $691          $1,144
--------------------------------------------------------------------------------

Class P shares            $115            $359             $622          $1,375
--------------------------------------------------------------------------------



Management fees are payable to Lord Abbett for the Fund's investment management. Lord Abbett is currently waiving the management fees for the Fund. Lord Abbett may stop waiving the management fees at any time. The total operating expense ratio with the fee waiver is 0.18% for Class A and 0.63% for Class P.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. The 12b-1 Plan for Class A shares of the Fund will not become operative until the net assets of Class A reach $100 million.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.

29 The Funds

Michigan Series                                    Symbols:      Class A - LAMIX



Performance


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------

Bar Chart (per calendar year) - Class A Shares


--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  8.0%               Worst Quarter   1st Q `94    -6.5%



--------------------------------------------------------------------------------


     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.



--------------------------------------------------------------------------------

Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                           1 Year       5 Years    Since Inception(1)

Class A shares                       -7.20%        5.69%            5.11%
--------------------------------------------------------------------------------

Lehman Municipal Bond Index(2)       -2.06%        6.91%            5.92%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                      -5.28%        6.25%            4.58%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 12/1/92.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 11/30/92 - 12/31/99, to correspond with Class A inception date.

                                                                    The Funds 30

Michigan Series

Fees and expenses


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



-----------------------------------------------------------------------------------------------------
Fee Table
-----------------------------------------------------------------------------------------------------

                                                                 Class A          Class P
Shareholder Fees (Fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
-----------------------------------------------------------------------------------------------------
(as a % of offering price)                                       3.25%             none
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                    1.00%(1)          none
-----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
-----------------------------------------------------------------------------------------------------
Management Fees (See "Management")                               0.50%             0.50%
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(2)                         0.00%             0.45%
-----------------------------------------------------------------------------------------------------
Other Expenses                                                   0.19%             0.19%
-----------------------------------------------------------------------------------------------------
Total Operating Expenses                                         0.69%             1.14%
-----------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class         1 Year           3 Years           5 Years         10 Years

Class A shares        $393            $539             $697              $1,156
--------------------------------------------------------------------------------

Class P shares        $116            $362             $628              $1,386
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

Class A shares          $393           $539            $697              $1,156
--------------------------------------------------------------------------------

Class P shares          $116           $362            $628              $1,386
--------------------------------------------------------------------------------



Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. The 12b-1 Plan for Class A shares of the Fund will not become operative until the net assets of Class A reach $100 million.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


31 The Funds

Pennsylvania Series                                     Symbols: Class A - LAPAX


PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less.



--------------------------------------------------------------------------------

Bar Chart (per calendar year) - Class A Shares


--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


 Best Quarter   1st Q `95  8.1%               Worst Quarter   1st Q `94    -7.1%



--------------------------------------------------------------------------------
     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.
--------------------------------------------------------------------------------


Average Annual Total Returns Through December 31, 1999


--------------------------------------------------------------------------------

Share Class                           1 Year     5 Years   Since Inception(1)

Class A shares                       -7.90%      5.68%           5.39%
--------------------------------------------------------------------------------

Lehman Municipal Bond Index(2)       -2.06%      6.91%           6.24%(3)
--------------------------------------------------------------------------------
Lehman Municipal Long Current
Coupon Index(2)                      -5.28%      6.25%           5.35%(3)
--------------------------------------------------------------------------------

(1)  The date of inception for Class A shares is 2/3/92.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3) Represents total return for the period 1/31/92 - 12/31/99, to correspond with Class A inception date.

                                                                    The Funds 32

                                                             Pennsylvania Series

FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



----------------------------------------------------------------------------------------------------------
Fee Table
----------------------------------------------------------------------------------------------------------

                                                                 Class A          Class P
Shareholder Fees (Fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
----------------------------------------------------------------------------------------------------------
(as a % of offering price)                                       3.25%             none
----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                    1.00%(1)          none
----------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)(2)
----------------------------------------------------------------------------------------------------------
Management Fees (See "Management")                               0.50%             0.50%
----------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)                         0.35%             0.45%
----------------------------------------------------------------------------------------------------------
Other Expenses                                                   0.15%             0.15%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses                                         1.00%             1.10%
----------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------

Example


--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class              1 Year           3 Years           5 Years    10 Years

Class A shares             $424            $633             $860         $1,510
--------------------------------------------------------------------------------

Class P shares             $112            $350             $606         $1,340
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

Class A shares             $424            $633             $860         $1,510
--------------------------------------------------------------------------------

Class P shares             $112            $350             $606         $1,340
--------------------------------------------------------------------------------



Management fees are payable to Lord Abbett for the Fund's investment management.


12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.



33 The Funds

YOUR INVESTMENT

PURCHASES


     The National Fund offers in this prospectus four classes of shares: Class A, B, C and P. The California, New York, and Florida Funds offer three share classes: Class A, C and P. The other Funds offer two share classes:
     Class A and P. Each Class in a Fund has different expenses and dividends. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form. A front-end sales charge is added to the NAV in the case of the Class A shares. There is no front-end sales charge in the case of Class B and C shares although there is a contingent deferred sales charge ("CDSC") as described below.



     You should read this section carefully to determine which class of shares represents the best investment option for your particular situation. It may not be suitable for you to place a purchase order for Class B shares of $500,000 or more or a purchase order for Class C shares of $1,000,000 or more. You should discuss purchase options with your investment professional.

     For more information, see "Alternative Sales Arrangements" in the Statement of Additional Information.

     We reserve the right to withdraw all or any part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.


--------------------------------------------------------------------------------
Share Classes
--------------------------------------------------------------------------------

 Class A  (All Funds)

          o    normally offered with a front-end sales charge

 Class B  (National Fund only)

          o no front-end sales charge, however, a CDSC is applied to shares sold prior to the sixth anniversary of purchase

          o    higher annual expenses than Class A shares

          o    automatically converts to Class A shares after eight years

          o    asset-based sales charge of .75% - see "Sales and Compensation"


 Class C  (National, California, New York  and Florida Funds only)


          o no front-end sales charge, however, a CDSC is applied to shares sold prior to the first anniversary of purchase

          o    higher annual expenses than Class A shares

          o    asset-based sales charge of .75% - see "Sales and Compensation"

 Class P  o    available to certain pension or retirement  plans and pursuant to a Mutual Fund Fee Based Program



NAV per share for each class of Fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of the Funds.

                                                              Your Investment 34


---------------------------------------------------------------------------------------------

Front-End Sales Charges - Class A Shares (All Funds)

---------------------------------------------------------------------------------------------

                                                                            To Compute
                             As a % of               As a % of             OfferingPrice
Your Investment           Offering Price          Your Investment          Divide NAV by
---------------------------------------------------------------------------------------------
Less than $50,000             3.25%                   3.36%                     .9675
---------------------------------------------------------------------------------------------
$50,000 to $99,999            2.75%                   2.83%                     .9725
---------------------------------------------------------------------------------------------
$100,000 to $249,999          2.50%                   2.56%                     .9750
---------------------------------------------------------------------------------------------
$250,000 to $499,999          2.00%                   2.04%                     .9800
---------------------------------------------------------------------------------------------
$500,000 to $999,999          1.50%                   1.52%                     .9850
---------------------------------------------------------------------------------------------
$1,000,000 and over       No Sales Charge                                      1.0000
---------------------------------------------------------------------------------------------

 The following $1 million category applies only to the Georgia, Michigan, Minnesota and Washington Tax-Free Income Funds until each Fund's Rule 12b-1
 Plan becomes effective, at which time the sales charge table above will apply to the Fund.

$1,000,000 and over            1.00%                  1.01%                     .9900

---------------------------------------------------------------------------------------------

     Reducing Your Class A Front-End Sales Charges. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

     o Rights of Accumulation -- A Purchaser may apply the value of the shares already owned to a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge.

     o Statement of Intention -- A Purchaser of Class A shares may purchase additional shares of any Eligible Fund over a 13-month period and receive the same sales charge as if all shares were purchased at once. Shares purchased through reinvestment of dividends or distributions are not included. A statement of intention may be backdated 90 days. Current holdings under rights of accumulation may be included in a statement of intention.

     For more information on eligibility for these privileges, read the applicable sections in the attached application.

     Class A Share Purchases Without A Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

     o    purchases of $1 million or more +

     o    purchases by Retirement Plans with at least 100 eligible employees +

     o    purchases under a Special Retirement Wrap Program +

     o purchases made with dividends and distributions on Class A shares of another Eligible Fund

     o purchases representing repayment under the loan feature of the Lord Abbett- sponsored prototype 403(b) Plan for Class A shares

     o purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor


     o    purchases under a Mutual Fund Fee Based Program


     o purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

     See the Statement of Additional Information for a listing of other categories of purchasers who qualify for Class A share purchases without a front-end sales charge.

     + These categories may be subject to a CDSC.

Retirement Plans include employer-sponsored retirement plans under the Internal Revenue Code, excluding Individual Retirement Accounts.


Lord Abbett offers a variety of Retirement Plans. Call 800-253-7299 for information about:

o    Traditional, Rollover, Roth and Education IRAs

o    Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

o    Defined Contribution Plans


Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the Funds to work with investment professionals that buy and/or sell shares of the Funds on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

Benefit Payment Documentation.
(Class A CDSC only)

o    under $50,000 - no documentation necessary

o over $50,000 - reason for benefit payment must be received in writing.Use the address indicated under "Opening your Account."


35 Your Investment

     Class A Share CDSC. If you buy Class A shares under one of the starred (+) categories listed above and you redeem any within 24 months after the month in which you initially purchased them, the Fund will normally collect a CDSC of 1%.

     The Class A share CDSC generally will be waived for the following conditions:


     o benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans (documentation may be required)


     o redemptions continuing as investments in another Fund participating in a Special Retirement Wrap Program

     Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC declines the longer you own your shares, according to the following schedule:


--------------------------------------------------------------------------------
Contingent Deferred Sales Charges - Class B Shares
--------------------------------------------------------------------------------
Anniversary(1) of the day on                    Contingent Deferred Sales Charge
which the purchase order                        on redemption (as % of amount
was accepted                                    subject to charge)

On                             Before
--------------------------------------------------------------------------------
                               1st                          5.0%
--------------------------------------------------------------------------------
1st                            2nd                          4.0%
--------------------------------------------------------------------------------
2nd                            3rd                          3.0%
--------------------------------------------------------------------------------
3rd                            4th                          3.0%
--------------------------------------------------------------------------------
4th                            5th                          2.0%
--------------------------------------------------------------------------------
5th                            6th                          1.0%
--------------------------------------------------------------------------------
on or after the 6th(2)                                      None
--------------------------------------------------------------------------------

(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversaries for shares purchased on May 1 will be May 1 of each succeeding year.

(2) Class B shares will automatically convert to Class A shares on the eighth anniversary of the purchase of Class B shares.

     The Class B share CDSC generally will be waived under the following conditions:

     o benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans

     o Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

     o    death of the shareholder

     o redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     See "Systematic Withdrawal Plan" under "Services For Fund Investors" below for more information on CDSCs with respect to Class B shares.

     Class C Share CDSC (National, California, New York and Florida Funds only). The 1% CDSC for Class C shares normally applies if you redeem your shares before the anniversary of the purchase of such shares.

     Class P Shares. Class P shares have lower annual expenses than Class B and Class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV (a) pursuant to a Mutual Fund Fee Based Program, or (b) to the trustees of, or employer-sponsors with respect to, pension or retirement plans with at

CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are being sold, which-ever is lower. In addition, repayment of loans under Retirement Plans and 403(b) Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, each Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

2. shares held for six years or more (Class B) or two years or more after the month of purchase (Class A) or one year or more (Class C)

3.   shares  held the longest  before the sixth  anniversary  of their  purchase
     (Class B) or before the second anniversary after the month of purchase (Class A) or before the first anniversary of their purchase (Class C)

                                                              Your Investment 36
     least 100 eligible employees (such as a plan under Section 401(a), 401(k) or 457(b) of the Internal Revenue Code) which engage an investment professional providing or participating in an agreement to provide certain recordkeeping, administrative and/or sub-transfer agency services to the Funds on behalf of the Class P shareholders.

Sales Compensation

     As part of its plan for distributing shares, the Funds and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Funds' shares and service their shareholder accounts.

     Sales compensation originates from two sources, as shown in the table "Fees and Expenses": sales charges which are paid directly by shareholders; and 12b-1 distribution fees that are paid out of a Fund's assets. Service compensation originates from 12b-1 service fees. The total 12b-1 fees payable annually with respect to each share class are up to .35% of Class A shares (plus distribution fees of up to 1.00% on certain qualifying purchases), 1.00% of Class B and C shares, and .45% of Class P shares. The amounts payable as compensation to Authorized Institutions, such as your dealer, are shown in the chart at the end of this prospectus. The portion of such compensation paid to Lord Abbett Distributor is discussed under "Sales Activities" and "Service Activities." Sometimes we do not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we may not require payment of any otherwise applicable CDSC.

     We may pay Additional Concessions to Authorized Institutions from time to time.

     Sales Activities. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity which is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to a Fund's Class A and Class C shares for activities which are primarily intended to result in the sale of such Class A and Class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, Additional Concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

     Service Activities. We may pay 12b-1 service fees to Authorized Institutions for any activity which is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

OPENING YOUR ACCOUNT

     Minimum initial investment


     o Regular account                                                   $1,000
--------------------------------------------------------------------------------
     o Individual Retirement Accounts and
       403(b) Plans under the Internal Revenue Code                        $250
--------------------------------------------------------------------------------
     o Uniform Gift to Minor Account                                       $250
--------------------------------------------------------------------------------
     For Retirement Plans and Mutual Fund Fee Based Programs no minimum investment is required, regardless of share class.


     You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor or you can fill out the attached application and



12b-1 fees are payable regardless of expenses. The amounts payable by a Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.


37 Your Investment
     send it to the Fund you select at the address stated below. You should carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

     Name of Fund
     P.O. Box 419100
     Kansas City, MO 64141

     By Exchange. Telephone the Funds at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.


     Proper Form. An order submitted directly to the Funds must contain: (1) a completed application, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information call the Funds at 800-821-5129.


REDEMPTIONS

     By Broker. Call your investment professional for instructions on how to redeem your shares.

     By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the Funds at 800-821-5129.

     By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

     Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     To determine if a CDSC applies to a redemption, see "Class A share CDSC," "Class B share CDSC" or "Class C share CDSC."

DISTRIBUTIONS AND TAXES


     Each Fund normally declares "exempt-interest dividends" from its net investment income on a daily basis and pays them on a monthly basis. The Funds expect these amounts to be tax exempt income to their shareholders. Each Fund distributes its net capital gains (if any) as "capital gains distributions" on an annual basis. Your distributions will be reinvested in your Fund unless you instruct the Fund to pay them to you in cash. There are no sales charges on reinvestments. The tax status of distributions is the same for all shareholders regardless of how long they have owned Fund shares and whether distributions are reinvested or paid in cash.



     Except in tax-advantaged accounts, any sale, redemption or exchange of Fund shares may be taxable to the shareholder.


     Information   concerning   the  tax   treatment  of  dividends   and  other
     distributions will be mailed to shareholders each year. Because everyone's tax situation is unique, you should

Exchange Limitations. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges create higher expenses for the Funds. Accordingly, the Funds reserve the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

Small Accounts. Our Board may authorize closing any account in which there are fewer than 25 shares if it is in a Fund's best interest to do so.

Eligible Guarantor is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.

                                                              Your Investment 38
     consult your tax adviser regarding the treatment of those distributions under the federal, state and local tax rules that apply to you.


SINGLE-STATE TAXABILITY OF DISTRIBUTIONS

     For All Funds - With respect to any particular state Fund, exempt-interest dividends derived from interest income on obligations of that state or its political subdivisions, agencies or instrumentalities and on obligations of the federal government or certain other government authorities (for example, U.S. territories) paid to individual shareholders in most cases will be exempt from tax in that state. However, special rules, described below, may apply. Exempt-interest dividends may be subject to that state's franchise or other corporate taxes if received by a corporation subject to such taxes and to state and local taxes in states other than that state. Generally, dividends and distributions, whether received in cash or additional shares, derived from a state Fund's other investment income and capital gains will be subject to state income tax.

     The following are special rules that apply to the states named below:


     Florida Taxes - Florida imposes no state personal income tax.


     Michigan Taxes - Capital gains from the sale by the Michigan Fund of obligations of the federal government or certain other government authorities will be exempt from Michigan income tax. In addition, dividends paid by the Fund that are derived from interest on state exempt investments will not be subject to the Michigan Single Business Tax. The portion of the Fund's dividends and distributions received by a shareholder that is exempt from the Michigan income tax or Michigan Single Business Tax may be reduced by interest or other expenses paid or incurred to purchase or carry shares of the Fund.


     Minnesota Taxes - Exempt-interest dividends paid by the Minnesota Fund will only be exempt from Minnesota personal income tax if 95% or more of the exempt-interest dividends paid by the Minnesota Fund come from Minnesota-sourced obligations. The Minnesota Fund intends to invest so that the 95% test is met each year. Generally, at least 80% of the value of the net assets of the Minnesota Fund will be maintained in debt obligations that are exempt from federal income tax and Minnesota personal income tax.


     For Minnesota corporations, S corporations and partnerships holding shares of the Fund, Minnesota Fund distributions may be taken into account in determining the minimum fee that is imposed by the state.


     Missouri Taxes - The portion of the Missouri Fund's exempt-interest dividends received by a shareholder that is exempt from Missouri personal or corporate income tax each year may be reduced by interest or other expenses in excess of $500 paid or incurred to purchase or carry shares of the Fund or other investments producing income that is exempt from Missouri income tax. Exempt-interest dividends paid by the Missouri Fund generally will be exempt from Missouri corporate income tax to the extent that they are derived from interest on obligations of the State of Missouri or any of its political subdivisions or authorities or obligations issued by certain other government authorities.


     New Jersey Taxes - Exempt-interest dividends paid by the New Jersey Fund will only be exempt from New Jersey Gross Income Tax if at least 80% of the interest-bearing and discount obligations held by the Fund are obligations of the State of New Jersey or other New Jersey government agencies and the Fund meets certain other investment and filing requirements. The New Jersey Fund intends to meet these requirements. As long as the New Jersey Fund meets those requirements, exempt-interest dividends derived from those obligations, capital gains distributions derived from the Fund's sale or exchange of those obligations, and each shareholder's net gains or income derived from the disposi-


Your Investment 39
     tion of shares of the New Jersey Fund will not be subject to New Jersey Gross Income Tax.


     New York Taxes - Exempt-interest dividends derived from interest on obligations of the State of New York or its political subdivisions that are exempt from federal income tax or on obligations issued by certain other governmental entities paid by the New York Fund will be exempt from New York City, as well as New York State, personal income taxes.


     Pennsylvania Taxes - Exempt-interest dividends paid by the Pennsylvania Fund that are derived from interest on state exempt investments will not be subject to the Pennsylvania corporate net income tax. Exempt-interest dividends paid to residents of Philadelphia by the Fund that are not derived from interest on state exempt investments will be subject to Philadelphia School District investment income tax in addition to the Pennsylvania personal income and corporate net income taxes.


     Personal Property Taxes - Florida intangible personal property tax will be imposed on shares of the Florida Fund owned by Florida residents and Pennsylvania county personal property tax will be imposed on shares of the Pennsylvania Fund unless the relevant Fund's portfolio includes only state exempt investments on the annual statutory assessment date. If the Fund holds other assets, including assets attributable to options and financial futures transactions in which the Fund may engage, then a portion (which might be a significant portion) of the value of the Fund's shares would be subject to personal property tax.


SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out your application or by calling 800-821-5129.


--------------------------------------------------------------------------------
For investing

Invest-A-Matic

                    You can make fixed, periodic investments ($50 minimum) into your Fund (Dollar-cost account by means of automatic money transfers from your bank checking averaging) account. See the attached application for instructions.

Div-Move

                    You   can   automatically   reinvest   the   dividends   and
                    distributions from your account into another account in any Eligible Fund ($50 minimum).

For selling shares

Systematic Withdrawal Plan ("SWP")

                    You can make regular withdrawals from most Lord Abbett Funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish a plan, the value of your shares must be at least $10,000, except for Retirement Plans for which there is no minimum.

Class B shares

                    The CDSC will be waived on redemptions of up to 12% of the current net asset value of your account at the time of your SWPrequest. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Funds for assistance in minimizing the CDSC in this situation.

Class B and C shares

                    Redemption proceeds due to a SWP for Class B and Class C shares will be redeemed in the order described under "CDSC" under "Purchases."
--------------------------------------------------------------------------------

                                                              Your Investment 40

OTHER SERVICES

     Telephone Investing. After we have received the attached application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Funds for an existing account. Each Fund will purchase the requested shares when it receives of the money from your bank.

     Exchanges. You or your investment professional, may instruct the Funds to exchange shares of any class for shares of the same class of any Eligible Fund. Instruction may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Funds must receive instructions for the exchange before the close of the NYSE on the day of your call in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes. Be sure to read the current prospectus for any Fund into which you are exchanging.

     Reinvestment Privilege. If you sell shares of a Fund, you have a one time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

     Account Statements. Every Lord Abbett investor automatically receives quarterly account statements.

     Householding. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the Funds.

     Account Changes. For any changes you need to make to your account, consult your investment professional or call the Funds at 800-821-5129.

     Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same share classes of any Eligible Fund.

MANAGEMENT


     The Funds' investment adviser is Lord, Abbett & Co., which is located at 90 Hudson Street, Jersey City, NJ 07302 -3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $33 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.



     Each Fund pays Lord Abbett a monthly fee based on average daily net assets for each month. For the Funds' most recent fiscal years, the fees paid to Lord Abbett were at an annual rate of .50 of 1% for all Funds, except the Minnesota and Georgia Funds. Lord Abbett waived its entire fee of .50 of 1% for these Funds. In addition, each Fund pays all expenses not expressly assumed by Lord Abbett.

     Portfolio Managers. Lord Abbett uses a team of portfolio managers and analysts acting together to manage each Fund's investments. Zane E. Brown, Partner and Director of Fixed Income of Lord Abbett, heads the team, the senior members of which are John R. Mousseau, Director of Municipal Bond Management, and Philip P. Fang, Municipal Portfolio Manager. Mr. Brown has been with Lord Abbett since 1992, Mr. Mousseau since 1993 and Mr. Fang since 1991.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

41 Your Investment

FOR MORE INFORMATION

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by the Funds and their risks.


     Adjusting Investment Exposure. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, commodity prices and other factors. These strategies may involve buying or selling derivative instruments, such as options and futures contracts, stripped securities, indexed securities and rights and warrants. A Fund may use these transactions to change the risk and return characteristics of its portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with a Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.


     Concentration. No Fund generally intends to invest more than 25% of its total assets in any industry, other than tax-exempt securities issued by governments or political subdivisions of governments which are not considered part of any "industry." Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to a Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations. The electric utility industry is relatively stable but subject to rate regulation vagaries. The health care industry suffers from two main problems - affordability and access.


     Diversification. The National Fund is a diversified fund, which means that with respect to 75% of its total assets, it will not purchase a security if, as a result, more than 5% of the Fund's total assets would be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer. Each of the other Funds is a nondiversified mutual fund. A nondiversified fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund. As a result, the value of such a fund's investments may be more affected by any single adverse economic, political or regulatory occurrence than the investments of a diversified fund would be.



     Investment Grade Debt Securities. These are debt securities which are rated within the four highest grades assigned by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Fitch Investors Service, or are unrated but determined by Lord Abbett to be of comparable in quality. At least 70% of the municipal bonds in each Fund must be rated, at the time of purchase, within the three highest grades.

     Options and Financial Futures Transactions. Each Fund may deal in options on securities, and securities indices, and financial futures transactions, including options on futures to increase or decrease its exposure to changing securities prices or interest rates or for bona fide hedging purposes. Each Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options and purchase and sell futures contracts provided that no more than 5% of its net assets (at the time of

                                                              Your Investment 42
     purchase) may be invested in premiums on such options and initial margin deposits on such futures contracts.


     A Fund's transactions, if any, in futures contracts, related options and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques also involves the risk of loss if Lord Abbett is incorrect in its expectation of fluctuations in securities prices. In addition, the loss that may be incurred by a Fund in entering into futures contracts and in writing call options on futures contracts is potentially unlimited and may exceed the amount of the premium received.



     Private Activity or Industrial Development Bonds. Each Fund may invest up to 20% of its net assets (less any amount invested in the temporary taxable investments described under "Main Risks") in private activity bonds. A Fund's dividends derived from interest on such bonds would be considered a preference item for purposes of the computation of the federal alternative minimum tax. A Fund's dividends derived from such interest may increase the federal alternative minimum tax liability of corporate shareholders that are subject to the tax based on the excess of their adjusted current earnings over their taxable income. In addition, the credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

     Residual Bonds. Each Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs") to enhance and increase portfolio duration. A RIB, sometimes referred to as an inverse floater,is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security ("specific fixed-rate security"). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest rate paid on the RIB, with the result that when interest rates rise, RIBs' interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. In an effort to mitigate this risk, each Fund purchases fixed-rate bonds which are less volatile. When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than securities similar to the specific fixed-rate security.

     U.S. Government Securities. These are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     When-Issued Municipal Bonds. Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment ("settlement") normally taking place approximately one month after the purchase date. However, the payment obligation and the interest rate to be received by a Fund are each fixed on the purchase date. During the period between purchase and settlement, each Fund's assets consisting of cash and/or high-grade marketable debt securities, marked to market daily, of an amount sufficient to make payment at settlement will be segregated at our custodian. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of value. While we may sell when-issued securities prior to settlement, we intend to actually acquire such securities unless a sale appears desirable for investment reasons.

43 Your Investment
glossary of Shaded terms

     Additional Concessions. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Additional payments may be paid from Lord Abbett Distributor's own resources or from distribution fees received from a Fund and will be made in the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

     In selecting dealers to execute portfolio transactions for a Fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

     Authorized Institutions. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan are "Authorized Institutions." Lord Abbett Distributor is an Authorized Institution.

     Eligible  Fund. An Eligible Fund is any Lord  Abbett-sponsored  fund except for (1) certain tax-free, single-state Funds where the exchanging shareholder is a resident of a state in which such a Fund is not offered for sale; (2) Lord Abbett Equity Fund; (3) Lord Abbett Series Fund; (4) Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett Family of Funds). An Eligible Fund also is any Authorized Institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

     Eligible Mandatory Distributions. If Class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution which bears the same relation to the entire mandatory distribution as the B share investment bears to the total investment.

     Legal Capacity. With respect to a redemption request, if (for example) the request is on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A.Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

     Similarly, if (for example) the redemption request is on behalf of the ABC Corporation by a person (Mary B. Doe) that has the legal capacity to act on behalf of this corporation, because she is the President of the corporation, then the request must be executed as follows: ABC Corporation by Mary B.Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor (see example in right column).

     Mutual Fund Fee Based Program. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (1) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares (and sometimes providing for acceptance of orders for such shares on our behalf) in particular investment products made available for a fee to clients of such entities, or (2) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.



GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

  In the case of the estate --

    Robert A. Doe
    Executor of the Estate of
    John W. Doe

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            [SIGNATURE ILLEGIBLE]
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'
                                              SR

  In the case of the corporation --
  ABC Corporation

    Mary B. Doe

    By Mary B. Doe, President

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            [SIGNATURE ILLEGIBLE]
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'
                                              SR

                                                              Your Investment 44

     Purchaser. The term "purchaser" includes: (1) an individual, (2) an individual and his or her spouse and children under the age of 21, and (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code - more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

     Special Retirement Wrap Program. A program sponsored by an Authorized Institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a Mutual Fund Fee Based Program. Such characteristics include, among other things, the fact that an Authorized Institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under the Class A 12b-1 Plan and the fact that the program relates to participant- directed Retirement Plans.

RECENT PERFORMANCE


     What started out as a good year for municipal bonds turned sour in the later part of 1999 as municipal bond yields backed up from lower levels earlier in the year. The municipal market enjoyed an early rally spurred by strong demand as investors took advantage of the cheapness of tax-free bonds in relation to Treasuries. However, as interest rates began to climb in the spring amid worries of renewed inflation and subsequent Federal Reserve Board increases in the Federal Funds Rate, yields on tax-free bonds rose and prices declined.


     Over the summer, a number of factors contributed to excess supply of municipal paper relative to demand, which in turn kept interest rates on tax-free bonds high in relation to Treasuries. Property and casualty insurance companies, traditionally large buyers of municipal bonds, became net sellers as lower insurance profits reduced their need for tax-free income. At the same time, less traditional institutional buyers, such as life insurance companies, became heavy sellers. In addition, as interest rates rose on all fixed-income securities, individual investors were more reluctant to purchase bonds. The flood of extra supply, resulting from a high level of selling, and in some instances, from issuers trying to have bonds underwritten before year end, temporarily overwhelmed demand for municipals and forced yields to move significantly higher.


     While these periods of market weakness do have an impact on the value of a Fund's portfolio, they also present opportunities for the Fund to purchase high-quality, long-term bonds at very attractive yields. Currently, inflation remains low and the Federal Reserve seems resolved to prevent any sustained increase. While difficult to justify, given the low inflation the economy continues to enjoy, Lord Abbett would consider any additional increase in the Federal Funds Rate by the Federal Reserve as an "insurance move" given that today's high rates are only beginning to impact the economy. We anticipate that the factors that resulted in the yields on tax-free bonds increasing more than the yields on Treasuries will prove to be temporary. Once supply and demand fall more in line, tax-free bonds should rally relative to Treasuries.


     Lord Abbett believes municipal bonds remain extremely attractive from a relative value perspective, offering tax-free yields equivalent to nearly 98% of the yield of Treasuries and continue to emphasize highly liquid, high-quality bon

NATIONAL TAX-FREE INCOME FUND
FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.



                                                                               Class A Shares

---------------------------------------------------------------------------------------

                                                                          Year Ended September 30,


Per Share Operating Performance:                1999             1998               1997
1996           1995

Net asset value, beginning of year             $11.98            $11.48            $11.08
$11.00         $10.62
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                            .59               .604              .587
 .603           .626
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                    (1.03)              .470              .415
 .075           .382
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (.44)             1.074             1.002
 .678          1.008
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income            (.56)             (.574)            (.602)
(.598)         (.628)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain            (.19)             --                --
--             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                   $10.79            $11.98            $11.48
$11.08         $11.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                 (3.85%)            9.60%             9.30%
6.31%          9.84%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses                                         .95%             0.88%             0.87%
0.90%          0.82%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                           5.10%             5.18%             5.27%
5.63%          5.92%
------------------------------------------------------------------------------------------------------------------------------------



                                                Class B Shares                                     Class C Shares
                                   -----------------------------------------
--------------------------------------------------
                                           Year Ended September 30,                           Year Ended
September 30,

Per Share Operating Performance:   1999       1998       1997      1996(c)            1999      1998
1997     1996(c)
Net asset value, beginning of year$11.98     $11.50     $11.08     $11.05           $11.99     $11.49
$11.08   $10.90
------------------------------------------------------------------------------------------------------------------------------------

Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income               .51        .518       .553       .089             .50        .520
 .507     .106
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain on securities                (.99)       .466       .413       .033           (1.01)       .471
 .423     .190
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    (.48)       .984       .966       .122            (.51)       .991
 .930     .296
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net
 investment income                   (.49)      (.504)     (.546)    (.092)           (.48)      (.491)
(.520)  (.116)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
 realized gain                       (.19)        --          --        --            (.19)        --
--       --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year      $10.82     $11.98     $11.50     $11.08           $10.81     $11.99
$11.49   $11.08
------------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                    (4.30)%     8.85%      8.95%      1.16%(b)        (4.45)%     8.80%
8.61%    2.71%(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses                           1.54%      1.47%      1.37%      0.20%(b)         1.63%      1.61%
1.59%    0.34%(b)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income              4.41%      4.49%      4.65%      0.68%(b)         4.38%      4.44%
4.54%    0.96%(b)
------------------------------------------------------------------------------------------------------------------------------------




                                                                    Year Ended September 30,

-------------------------------------------------------------------------------------------------

Supplemental Data For All Classes:   1999              1998                  1997
1996              1995
Net assets, end of year (000)      $597,063          $658,310              $646,736
$672,344          $650,699
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            254.13%            304.15%              232.64%
205.35%          225.39%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Not annualized.

(c) From commencement of operations for each class of shares: August 1, 1996 (Class B) and July 15, 1996 (Class C).

                                                        Financial Information 46

National Tax-Free Income Fund

Line Graph Comparison


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of General Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -6.90%                 5.40%                    6.45%
--------------------------------------------------------------------------------

Class B(5)        -8.81%                   -                      3.61%
--------------------------------------------------------------------------------
Class C(6)        -5.35%                   -                      4.72%






--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.


(3)  Source: Lipper, Inc.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 4/2/84.

(5) The Class B shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 4% (for 1 year) and 3% (for life of the Class).

(6) The Class C shares were first offered on 7/15/96. Performance is at net asset value.

47 Financial Information

CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.



                                                                                Class A Shares

-------------------------------------------------------------------------------------

                                                                           Year Ended September 30,

Per Share Operating Performance:                   1999        1998           1997        1996(c)
1996          1995

Net asset value, beginning of year               $11.12        $10.72        $10.43        $10.32
$10.41      $10.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                              .54           .538          .560          .046
 .566        .588
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                       (.98)          .388          .290          .112
(.089)       (.038)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (.44)          .926          .850          .158
 .477         .550
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income              (.52)         (.526)        (.560)        (.048)
(.567)       (.590)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain              --            --            --            --
--           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $10.16        $11.12        $10.72        $10.43
$10.32       $10.41
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                   (4.09)%        8.86%         8.39%         1.53%(b)
4.65%         5.58%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                         .93%         0.87%         0.72%         0.07%(b)
0.75%         0.76%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                         .93%         0.87%         0.85%         0.07%(b)
0.86%         0.86%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                             4.96%         4.98%         5.38%         0.44%(b)
5.41%         5.84%
------------------------------------------------------------------------------------------------------------------------------------




                                                                               Class C Shares

---------------------------------------------------------------------------------------------

                                                                          Year Ended September 30,


Per Share Operating Performance:                    1999            1998             1997
1996(c)          1996(d)

Net asset value, beginning of year                $11.12           $10.72           $10.43
$10.32          $10.28
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                               .46              .465             .485
 .039            .068
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                        (.98)             .383             .287
 .113            .041
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (.52)             .848             .772
 .152            .109
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income               (.44)            (.448)           (.482)
(.042)          (.069)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $10.16           $11.12           $10.72
$10.43          $10.32
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                    (4.77)%           8.09%            7.59%
1.47%(b)        1.16%(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver and reimbursements      1.60%            1.59%            1.46%
0.13%(b)        0.17%(b)
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver and reimbursements      1.60%            1.59%            1.59%
0.13%(b)        0.21%(b)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                              4.28%            4.26%            4.64%
0.38%(b)        0.65%(b)
------------------------------------------------------------------------------------------------------------------------------------



                                                                            Year Ended September 30,

-------------------------------------------------------------------------------------------

Supplemental Data For All Classes:               1999          1998           1997         1996(d)
1996         1995

Net assets, end of year (000)                  $219,880      $264,405       $273,009      $294,837
$291,611     $296,274
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         185.43%      187.26%         121.97%         2.74%
132.37%     100.20%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Not annualized.

(c)  One month ended September 30, 1996.

(d)  From July 15, 1996, commencement of operations for Class C shares.

                                                        Financial Information 48

CALIFORNIA TAX-FREE INCOME FUND

LINE GRAPH COMPARISON


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of California Municipal Debt
     Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -7.20%                 4.65%                    6.11%
--------------------------------------------------------------------------------

Class C(5)        -5.69%                   -                      4.07%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.


(3)  Source: Lipper, Inc.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A shares inception date is 9/3/85.

(5) The Class C shares were first offered on 7/15/96. Performance is at net asset value.

49 Financial Information

CONNECTICUT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.




                                                                              Class A Shares

----------------------------------------------------------------------------------------------

                                                                         Year Ended September 30,


Per Share Operating Performance:                  1999           1998              1997
1996             1995

Net asset value, beginning of year              $10.73           $10.42           $10.13
$10.12           $9.71
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                             .54              .521             .556
 .576            .579
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                      (.86)             .322             .287
(.013)           .407
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (.32)             .843             .843
 .563            .986
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income             (.52)            (.533)           (.553)
(.553)          (.576)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $9.89           $10.73           $10.42
$10.13          $10.12
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                  (3.04)%           8.32%            8.56%
5.70%          10.52%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                       0.95%            0.81%            0.59%
0.38%           0.41%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                       0.95%            0.81%            0.78%
0.80%           0.86%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                            5.12%            4.95%            5.45%
5.66%           5.89%
------------------------------------------------------------------------------------------------------------------------------------





                                                                    Year Ended September 30,

--------------------------------------------------------------------------------------------------

Supplemental Data:                   1999              1998                  1997
1996              1995

Net assets, end of year (000)      $111,758          $120,983              $119,909
$122,885          $113,436
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate             53.76%             61.06%               37.09%
63.61%           54.19%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                                                        Financial Information 50

CONNECTICUT TAX-FREE INCOME FUND

LINE GRAPH COMPARISON


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Connecticut Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -6.20%                 5.19%                    6.12%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3)  Source: Lipper, Inc.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 4/1/91.

51 Financial Information

HAWAII TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.



                                                                              Class A Shares

--------------------------------------------------------------------------------------------

                                                                         Year Ended September 30,


Per Share Operating Performance:                1999             1998              1997
1996            1995

Net asset value, beginning of year             $5.25             $5.07             $4.93
$4.91           $4.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                           .26               .245              .266
 .273            .271
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                    (.43)              .180              .138
 .015            .198
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.17)              .425              .404
 .288            .469
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income           (.24)             (.245)            (.264)
(.268)          (.279)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                   $4.84             $5.25             $5.07
$4.93           $4.91
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                (3.31)%            8.59%             8.42%
5.94%          10.30%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                     0.97%             0.92%             0.58%
0.57%           0.58%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                     0.97%             0.93%             0.87%
0.87%           0.87%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                          5.03%             4.78%             5.39%
5.46%           5.74%
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Year Ended September 30,

-----------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995

Net assets, end of year (000)       $71,619           $80,970               $79,079
$85,344           $86,105
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate             27.63%             52.65%               29.09%
59.46%           70.64%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                                                        Financial Information 52

Hawaii Tax-Free Income Fund

Line Graph Comparison


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Hawaii Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -6.60%                 5.18%                    5.56%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from October 31, 1991. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.


(3)  Source: Lipper, Inc. Calculated from October 31, 1991.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 10/28/91.

53 Financial Information

MINNESOTA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.


                                                                               Class A Shares

-------------------------------------------------------------------------------------------

                                                                          Year Ended September 30,


Per Share Operating Performance:                1999             1998              1997
1996           1995(c)
Net asset value, beginning of year              $5.18            $5.05             $4.90
$5.01           $4.76
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                            .27              .265              .273
 .294            .230
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                     (.41)             .134              .155
(.078)           .249
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (.14)             .399              .428
 .216            .479
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income            (.26)            (.269)            (.278)
(.286)          (.229)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain            --               --                --
(.04)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                    $4.78            $5.18             $5.05
$4.90           $5.01
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                 (2.72)%           8.11%             8.97%
4.44%          10.22%(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                      0.23%            0.27%             0.36%
0.00%           0.00%(b)
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                      0.73%            0.77%             0.86%
0.91%           0.64%(b)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                           5.43%            5.19%             5.51%
5.91%           4.58%(b)
------------------------------------------------------------------------------------------------------------------------------------




                                                                    Year Ended September 30,

--------------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995
Net assets, end of year (000)       $19,843           $14,399               $10,510
$8,047            $4,315
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             22.87%            40.65%                41.45%
43.08%            121.41%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Not annualized.

(c)  From December 27, 1994, commencement of operations for Class A shares.

                                                        Financial Information 54

MINNESOTA TAX-FREE INCOME FUND

LINE GRAPH COMPARISON


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Minnesota Municipal Debt
     Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                                       1 Year               10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)                              -5.90%                    5.27%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3)  Source: Lipper, Inc. Calculated from December 31, 1994.


(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 12/27/94.

55 Financial Information

MISSOURI TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.




                                                                               Class A Shares

--------------------------------------------------------------------------------------------

                                                                          Year Ended September 30,


Per Share Operating Performance:                1999             1998              1997
1996            1995
Net asset value, beginning of year             $5.36             $5.22             $5.08
$5.08           $4.88
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                           .25               .253              .268
 .267            .277
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                    (.37)              .142              .138
 .008            .204
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.12)              .395              .406
 .275            .481
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income           (.25)             (.255)            (.266)
(.275)          (.281)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                   $4.99             $5.36             $5.22
$5.08           $5.08
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                (2.25)%            7.75%             8.22%
5.54%          10.21%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                     0.99%             0.92%             0.70%
0.77%           0.74%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                     0.99%             0.93%             0.94%
0.92%           0.89%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.84%             4.80%             5.22%
5.21%           5.61%
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Year Ended September 30,
-------------------------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995

Net assets, end of year (000)      $125,775          $144,155              $140,280
$134,144          $131,823
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             78.85%             72.89%               27.34%
93.17%           58.17%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                                                        Financial Information 56

Missouri Tax-Free Income Fund

Line Graph Comparison


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Missouri Municipal Debt
     Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -5.40%                 5.13%                    6.01%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.


(3)  Source: Lipper, Inc.


(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 5/31/91.

NEW JERSEY TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.




                                                                              Class A Shares

----------------------------------------------------------------------------------------


                                                                         Year Ended September 30,

Per Share Operating Performance:                1999             1998              1997
1996            1995
Net asset value, beginning of year             $5.54             $5.32             $5.18
$5.14           $4.95
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                           .27               .262              .272
 .277            .287
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                    (.47)              .223              .144
 .041            .192
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.20)              .485              .416
 .318            .479
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income           (.26)             (.265)            (.276)
(.278)          (.289)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain           (.11)             --                --
--             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                   $4.97             $5.54             $5.32
$5.18           $5.14
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                (3.73)%            9.34%             8.25%
6.29%           9.98%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                     0.93%             0.86%             0.82%
0.79%           0.72%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                     0.93%             0.86%             0.86%
0.86%           0.87%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                          5.11%             4.85%             5.21%
5.31%           5.73%
------------------------------------------------------------------------------------------------------------------------------------





                                                                    Year Ended September 30,

---------------------------------------------------------------------------------------------------------

Supplemental Data:                   1999              1998                  1997
1996              1995

Net assets, end of year (000)      $163,237          $186,127              $184,465
$186,402          $191,562
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate            185.16%            118.38%              154.80%
171.63%           133.11%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                                                        Financial Information 58

NEW JERSEY TAX-FREE INCOME FUND
LINE GRAPH COMPARISON




     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of New Jersey Municipal Debt
     Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------




[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -6.90%                 5.19%                    6.50%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1991. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3)  Source: Lipper, Inc. Calculated from December 31, 1991.


(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 1/2/91.

59 Financial Information

NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.




                                                                         Class A Shares

-----------------------------------------------------------------------------------------------

                                                                    Year Ended September 30,


Per Share Operating Performance:         1999               1998               1997
1996              1995
Net asset value, beginning of year      $11.43            $11.03              $10.78
$10.85            $10.54
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                     .58               .562                .578
 .597              .610
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments              (.94)              .408                .262
(.081)             .316
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          (.36)              .970                .840
 .516              .926
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income     (.56)             (.570)              (.590)
(.586)            (.616)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year            $10.51            $11.43              $11.03
$10.78            $10.85
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                          (3.23)%            9.03%               8.01%
4.87%             9.12%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses                                 0.93%             0.85%               0.85%
0.81%             0.82%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                    5.21%             5.06%               5.35%
5.54%             5.83%
------------------------------------------------------------------------------------------------------------------------------------




                                                                                    Class C Shares

----------------------------------------------------------------------------------------

                                                                               Year Ended September 30,


Per Share Operating Performance:                             1999               1998
1997             1996(c)

Net asset value, beginning of year                          $11.42             $11.02
$10.78           $10.63
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          .50                .485
 .483             .111
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on securities                                   (.93)               .402
 .267             .152
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (.43)               .887
 .750             .263
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                         (.48)              (.487)
(.510)           (.113)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $10.51             $11.42
$11.02           $10.78
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                              (3.93)%             8.34%
7.13%            2.48%(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                     1.62%              1.57%
1.57%            0.34%(b)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                        4.49%              4.32%
4.60%            1.04%(b)
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Year Ended September 30,

--------------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995
Net assets, end of year (000)      $255,033          $290,257              $300,490
$319,553          $331,618
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             52.67%             64.63%              110.28%
64.25%           105.62%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Not annualized.

(c)  From July 15, 1996, commencement of operations for Class C shares.

                                                        Financial Information 60

New York Tax-Free Income Fund

Line Graph Comparison


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of New York Municipal Debt
     Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -6.30%                 4.76%                    6.01%
--------------------------------------------------------------------------------

Class C(5)        -4.86%                   -                      4.23%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.


(3)  Source: Lipper, Inc.


(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 4/2/84.


(5) The Class C shares were first offered on 7/15/96. Performance is at net asset value.

61 Financial Information

TEXAS TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.




                                                                         Class A Shares

--------------------------------------------------------------------------------------------

                                                                    Year Ended September 30,


Per Share Operating Performance:                  1999           1998              1997
1996             1995
Net asset value, beginning of year               $10.69          $10.40           $10.11
$10.05            $9.59
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                              .52             .507             .548
 .567             .571
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                      (1.03)            .407             .367
 .045             .452
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (.51)            .914             .915
 .612            1.023
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income              (.52)           (.534)           (.555)
(.552)           (.563)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain              (.11)           (.09)            (.07)
--               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $9.55          $10.69           $10.40
$10.11           $10.05
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                   (4.96)%          9.24%            9.25%
6.11%           11.14%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                        0.94%           0.91%            0.88%
0.69%            0.62%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                        0.94%           0.91%            0.88%
0.87%            0.87%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                             5.12%           4.85%            5.38%
5.58%            5.90%
------------------------------------------------------------------------------------------------------------------------------------




                                                                    Year Ended September 30,

--------------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995
Net Assets, end of year (000)       $84,491           $92,607               $91,301
$94,414          $100,304
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate            168.04%            143.78%              127.88%
112.34%           108.00%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                                                        Financial Information 62

TEXAS TAX-FREE INCOME FUND

LINE GRAPH COMPARISON


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Texas Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -8.10%                 5.29%                    6.60%
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.


(3)  Source: Lipper, Inc.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 1/20/87.

63 Financial Highlights

WASHINGTON TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended September 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended September 30, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.




                                                                               Class A Shares

-----------------------------------------------------------------------------------------

                                                                          Year Ended September 30,


Per Share Operating Performance:                  1999           1998              1997
1996             1995
Net asset value, beginning of year                $5.38          $5.16             $4.96
$4.91            $4.72
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                              .28            .273              .268
 .271             .277
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                       (.50)           .206              .206
 .056             .200
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (.22)           .479              .474
 .327             .477
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income              (.25)          (.259)            (.274)
(.277)           (.287)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $4.91          $5.38             $5.16
$4.96            $4.91
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                   (4.17)%         9.48%             9.82%
6.80%           10.48%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                        0.66%          0.65%             0.57%
0.60%            0.53%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                        0.66%          0.65%             0.62%
0.68%            0.68%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                             5.42%          5.20%             5.36%
5.47%            5.84%
------------------------------------------------------------------------------------------------------------------------------------




                                                                    Year Ended September 30,

------------------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995
Net assets, end of year (000)       $51,849           $62,754               $66,215
$71,295           $74,359
-------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate            180.42%            141.56%              132.37%
78.02%           92.85%
-------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                                                        Financial Information 64

WASHINGTON TAX-FREE INCOME FUND

LINE GRAPH COMPARISON


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Washington Municipal Debt
     Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
          Sales Charge For The Periods Ending September 30, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------

Class A(4)        -7.30%                 5.63%                    5.80%
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from April 30, 1992. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3)  Source: Lipper, Inc. Calculated from April 30, 1992.


(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 4/15/92.

FLORIDA SERIES

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended October 31, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended October 31, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.




                                                                          Class A Shares

-------------------------------------------------------------------------------------------------

                                                                      Year Ended October 31,


Per Share Operating Performance:         1999               1998               1997
1996              1995
Net asset value, beginning of year       $4.98             $4.87               $4.79
$4.85             $4.49
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                     .23(d)            .235                .240
 .248              .271
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments              (.46)              .113                .092
(.056)             .352
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          (.23)              .348                .332
 .192              .623
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income     (.23)             (.238)              (.252)
(.252)            (.263)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year             $4.52             $4.98               $4.87
$4.79             $4.85
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                          (4.74)%            7.30%               7.12%
4.09%            14.22%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver               0.97%             0.89%               0.86%
0.80%             0.74%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver               0.97%             0.89%               0.86%
0.82%             0.88%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                    4.73%             4.79%               5.03%
5.19%             5.81%
------------------------------------------------------------------------------------------------------------------------------------




                                                                                    Class C Shares

----------------------------------------------------------------------------------------

                                                                                Year Ended October 31,


Per Share Operating Performance:                             1999               1998
1997             1996(b)

Net asset value, beginning of period                         $4.98              $4.87
$4.79            $4.70
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          .20(d)             .200
 .202             .064
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain on securities                                          (.46)               .112
 .093             .093
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (.26)               .312
 .295             .157
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                         (.20)              (.202)
(.215)           (.067)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $4.52              $4.98
$4.87            $4.79
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                              (5.43)%             6.52%
6.33%            3.35%(c)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                                   1.62%              1.58%
1.57%            0.44%(c)
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                                   1.62%              1.58%
1.57%            0.44%(c)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                        4.07%              4.09%
4.29%            1.37%(c)
------------------------------------------------------------------------------------------------------------------------------------



                                                                     Year Ended October 31,

-----------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995
Net assets, end of year (000)      $106,970          $134,567              $144,748
$162,070          $173,242
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate            191.12%            140.61%              106.32%
167.95%           142.04%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  From July 15, 1996 commencement of offering class shares.

(c)  Not annualized.

(d)  Calculate using average shares outstanding during the year.

                                                        Financial Information 66

FLORIDA SERIES

LINE GRAPH COMPARISON


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Florida Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
           Sales Charge For The Periods Ending October 31, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------
Class A(4)        -7.90%                 4.73%                    4.86%
--------------------------------------------------------------------------------
Class C(5)        -6.34%                   -                      3.13%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from September 30, 1991. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3)  Source: Lipper, Inc. Calculated from September 30, 1991.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending October 31, 1999 using the SEC-required uniform method to compute total return. The Class A shares inception date is 9/25/91.

(5) The Class C shares were first offered on 7/15/96. Performance is at net asset value.

67 Financial Information

GEORGIA SERIES

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended October 31, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended October 31, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.




                                                                               Class A Shares

-------------------------------------------------------------------------------------------

                                                                           Year Ended October 31,


Per Share Operating Performance:                  1999           1998              1997
1996            1995(b)
Net asset value, beginning of year                $5.43           $5.31            $5.14
$5.12            $4.76
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                              .28(d)          .276             .275
 .290             .245
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                       (.50)            .187             .187
 .0397            .370
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (.22)            .463             .462
 .3297            .615
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income              (.26)           (.268)           (.282)
(.2872)          (.255)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain              (.04)           (.075)           (.01)
(.0225)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.30)           (.343)           (.292)
(.3097)          (.255)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $4.91           $5.43            $5.31
$5.14            $5.12
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                   (4.36)%          9.00%            9.27%
6.69%           13.15%(c)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                        0.18%           0.24%            0.38%
0.03%            0.00%(c)
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                        0.68%           0.74%            0.88%
0.83%            1.08%(c)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                             5.32%           5.07%            5.23%
5.55%            5.44%(c)
------------------------------------------------------------------------------------------------------------------------------------




                                                                     Year Ended October 31,

-------------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995
Net Assets, end of year (000)       $27,432           $19,764               $13,897
$10,688           $5,203
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate            115.87%            126.52%               90.40%
72.53%           142.69%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  From December 27, 1994 commencement of offering class shares.

(c)  Not annualized.

(d)  Calculate using average shares outstanding during the year.

                                                        Financial Information 68

GEORGIA SERIES

LINE GRAPH COMPARISON


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Georgia Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
           Sales Charge For The Periods Ending October 31, 1999


                                       1 Year               10 Years (or Life)
--------------------------------------------------------------------------------
Class A(4)                             -7.50%                     6.08%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3)  Source: Lipper, Inc. Calculated from December 31, 1994.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending October 31, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 12/27/94.

69 Financial Information

MICHIGAN SERIES

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended October 31, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended October 31, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.





                                                                               Class A Shares

--------------------------------------------------------------------------------------------------

                                                                           Year Ended October 31,


Per Share Operating Performance:                  1999           1998              1997
1996             1995
Net asset value, beginning of year                $5.18           $5.06            $4.93
$4.93            $4.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                              .26(b)          .255             .267
 .274             .248
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                       (.44)            .121             .128
(.010)            .395
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (.18)            .376             .395
 .264             .679
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income              (.25)           (.256)           (.265)
(.264)           (.279)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $4.75           $5.18            $5.06
$4.93            $4.93
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                   (3.55)%          7.59%            8.24%
5.53%           15.39%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                        0.69%           0.69%            0.60%
0.44%            0.25%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                        0.69%           0.69%            0.68%
0.73%            0.75%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                             5.21%           4.98%            5.37%
5.59%            5.95%
------------------------------------------------------------------------------------------------------------------------------------



                                                                     Year Ended October 31,

---------------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995
Net Assets, end of year (000)       $49,356           $53,139               $52,630
$52,975           $54,186
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            186.97%             82.33%               68.50%
85.26%            98.89%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Calculate using average shares outstanding during the year.

                                                        Financial Information 70

MICHIGAN SERIES

LINE GRAPH COMPARISON


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Michigan Municipal Debt
     Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
           Sales Charge For The Periods Ending October 31, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------
Class A(4)        -6.60%                 5.77%                    5.22%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.


(2) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from November 30, 1992. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3)  Source: Lipper, Inc. Calculated from November 30, 1992.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending October 31, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 12/1/92.

71 Financial Information

PENNSYLVANIA SERIES

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended October 31, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended October 31, 1999 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.





                                                                               Class A Shares

----------------------------------------------------------------------------------------------

                                                                           Year Ended October 31,


Per Share Operating Performance:                  1999           1998              1997
1996             1995
Net asset value, beginning of year                $5.28           $5.14            $5.01
$5.01            $4.62
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                              .26(b)          .264             .276
 .2772            .282
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                       (.47)            .144             .131
(.0011)           .395
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (.21)            .408             .407
 .2761            .677
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income              (.26)           (.268)           (.277)
(.2761)          (.287)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $4.81           $5.28            $5.14
$5.01            $5.01
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                   (4.13)%          8.12%            8.37%
5.68%           15.02%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver                        0.96%           0.72%            0.61%
0.62%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver                        0.96%           0.72%            0.65%
0.69%            0.65%
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                             5.02%           5.05%            5.47%
5.55%            5.83%
------------------------------------------------------------------------------------------------------------------------------------




                                                                     Year Ended October 31,

---------------------------------------------------------------------------------------------------


Supplemental Data:                   1999              1998                  1997
1996              1995

Net Assets, end of year (000)       $93,835          $102,907               $94,237
$92,605           $93,494
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             40.76%             65.20%               70.99%
78.30%           126.11%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Calculate using average shares outstanding during the year.

                                                        Financial Information 72

Pennsylvania Series

Line Graph Comparison


     Immediately below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Pennsylvania Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------



[GRAPHIC OMITTED]



--------------------------------------------------------------------------------

             Average Annual Total Return At Maximum Applicable
           Sales Charge For The Periods Ending October 31, 1999


                  1 Year               5 Years              10 Years (or Life)
--------------------------------------------------------------------------------
Class A(4)        -7.30%                 5.91%                    5.54%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 3.25%.

(2) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from January 31, 1991. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(3)  Source: Lipper, Inc. Calculated from January 31, 1991.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending October 31, 1999 using the SEC-required uniform method to compute total return. The Class A share inception date is 2/3/92.

                                                                    73 Financial

COMPENSATION FOR YOUR DEALER


------------------------------------------------------------------------------------------------------------------------------------

                                         FIRST YEAR COMPENSATION

                                     Front-end
                                     sales charge           Dealer's
                                     paid by investors      concession             Service fee(1)        Total
compensation(2)
Class A shares                       (% of offering price)  (% of offering price)  (% of net investment) (% of offering price)
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                        3.25%                   2.75%                 0.25%
4.24%
------------------------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999                        2.75%                   2.25%                 0.25%
4.49%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                      2.50%                   2.00%                 0.25%
3.49%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999                      2.00%                   1.70%                 0.25%
2.74%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999                      1.50%                   1.25%                 0.25%
2.00%
------------------------------------------------------------------------------------------------------------------------------------
$1 million or more(3) or Retirement Plan - 100 or more eligible  employees(3) or
Special Retirement Wrap Program(3)
------------------------------------------------------------------------------------------------------------------------------------
First $5 million                 no front-end sales charge       1.00%                 0.25%
1.25%
------------------------------------------------------------------------------------------------------------------------------------
Next $5 million above that       no front-end sales charge       0.55%                 0.25%
0.80%
------------------------------------------------------------------------------------------------------------------------------------
Next $40 million above that      no front-end sales charge       0.50%                 0.25%
0.75%
------------------------------------------------------------------------------------------------------------------------------------
Over $50 million                 no front-end sales charge       0.25%                 0.25%
0.50%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments(4)                                            Paid at time of sale (% of net asset value)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       3.75%                 0.25%
4.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments(4)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       0.75%                 0.25%
1.00%
------------------------------------------------------------------------------------------------------------------------------------
Class P investments                                               Percentage of average net assets
------------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       0.25%                 0.20%
0.45%
------------------------------------------------------------------------------------------------------------------------------------



                             ANNUAL COMPENSATION AFTER FIRST YEAR

Class A investments                                              Percentage of average net assets(5)
-------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       none                  0.25%
0.25%
-------------------------------------------------------------------------------------------------------------------
Class B investments(4)
-------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       none                  0.25%
0.25%
-------------------------------------------------------------------------------------------------------------------
Class C investments(4)
-------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       0.65%                 0.25%
0.90%
-------------------------------------------------------------------------------------------------------------------
Class P investments
-------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       0.25%                 0.20%
0.45%
-------------------------------------------------------------------------------------------------------------------



(1) The service fees for Class A and P shares are paid quarterly and for Class A shares may not exceed 0.15% for shares sold prior to: June 1, 1990 for the National, New York and Texas Funds; January 1, 1993 for the Hawaii Fund; the first day of the calendar quarter subsequent to each of the Georgia, Michigan, Minnesota and Washington Fund's net assets reaching $100 million; July 1, 1992 for the New Jersey Fund; and October 1, 1992 for the Florida Fund. The first year's service fees on Class B and C shares are paid at the time of sale.

(2)  Reallowance/concession   percentages   and  service  fee   percentages  are
     calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions, such as your dealer, from time to time.

(3) Concessions are paid at the time of sale on all Class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) Class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and statement of intention privileges are included and (b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the Funds are excluded. Certain purchases of Class A shares are subject to a CDSC.

(4)  Class B and C shares are subject to CDSCs.

(5) With respect to Class A, B, C and P shares, 0.25%, 0.25%, 0.90% and 0.45%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions, such as your dealer. These fees are paid quarterly in arrears.


                                                        Financial Information 74

     More information on the Funds is available free upon request, including the following:

Annual/Semi-annual Report

     Describes the Funds, lists portfolio holdings and contains a letter from the Funds' manager discussing recent market conditions and each Fund's investment strategies.

Statements of Additional Information ("SAI")

     Provide more details about the Funds and their policies. Current
     SAI's are on file with the Securities and Exchange Commission ("SEC") and are incorporated by reference (legally considered part of this prospectus).


     Lord Abbett National Tax-Free Income Fund
     Lord Abbett California Tax-Free Income Fund
     Lord Abbett Connecticut Tax-Free Income Fund
     Lord Abbett Hawaii Tax-Free Income Fund
     Lord Abbett Minnesota Tax-Free Income Fund
     Lord Abbett Missouri Tax-Free Income Fund
     Lord Abbett New Jersey Tax-Free Income Fund
     Lord Abbett New York Tax-Free Income Fund
     Lord Abbett Texas Tax-Free Income Fund
     Lord Abbett Washington Tax-Free Income Fund
     Lord Abbett Florida Series
     Lord Abbett Georgia Series
     Lord Abbett Michigan Series
     Lord Abbett Pennsylvania Series



     90 Hudson Street
     Jersey City, NJ 07302-3973
--------------------------------------------------------------------------------



     SEC file numbers: 811-3942, 811-6418



To obtain information:


By telephone.  Call the Funds at:
800-426-1130


By mail.  Write to the Funds at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet.
Lord, Abbett & Co.
www.lordabbett.com

Text only versions of Fund
documents can be viewed
online or downloaded from:
SEC
www.sec.gov


You can also obtain copies by
visiting the SEC's Public Reference Room in Washington, DC (phone
202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.


LATFI-1-200

(2/00)

LORD ABBETT


Statement of Additional Information                             February 1, 2000



                     Lord Abbett Tax-Free Income Fund, Inc.




This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor"), 80 Hudson Street, Jersey City, New Jersey 07302-3973. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus dated February 1, 2000.

Shareholder inquiries should be made by directly contacting the Fund or by calling 800-821-5129. The Annual Report to Shareholders is available, without charge, upon request by calling that number. In addition, you can make inquiries through your dealer.



         TABLE OF CONTENTS                                                  Page


1.       Investment Policies                                                 2
2.       Directors and Officers                                              10
3.       Investment Advisory and Other Services                              13
4.       Portfolio Transactions                                              14
5.       Purchases, Redemptions and Shareholder Services                     16
6.       Taxes                                                               24
7.       Risk Factors                                                        25
8.       Past Performance
9.       Information About the Fund
10.      Financial Statements

                                       1.
                               Investment Policies

Each Fund of Lord Abbett Tax-Free Income Fund (the "Company" or the "Fund") is a non diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), except for the National Fund, which is a diversified open-end management investment company.

Fundamental Investment Restrictions. Each Fund is subject to the following investment restrictions which cannot be changed without the approval of a majority of its outstanding shares.

Each Fund  may not:

     (1) borrow money (except that (i) each Fund may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law);

     (2) pledge its assets (other than to secure such borrowings or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of the gross assets of the National Fund, buy securities of one issuer representing more than (i) 5% of the Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding tax-exempt securities such as tax-exempt securities financing facilities in the same industry or issued by nongovernmental users and securities of the U.S. Government, its agencies and instrumentalities); or


     issue  senior   securities  to  the  extent  such  issuance  would  violate applicable law.

     With respect to the restrictions mentioned herein, compliance therewith will not be affected by change in the market value of portfolio securities but will be determined at the time of purchase or sale of such securities.


     Non-Fundamental Investment Restrictions. In addition to the policies in the Prospectus and the investment restrictions above which cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment policies which may be changed by the Board of Directors without shareholder approval.

     Each Fund may not:


     borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes;


     make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 deemed to be liquid by the Board of Directors;

     (4) invest in securities of other investment companies, except as permitted by applicable law;

     (5) invest in securities of issuers which, together with predecessors, have a record of less than three years of continuous operation, if more than 5% of the Fund's total assets would be invested in such securities (this restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U. S. government, its agencies or instrumentalities);

     (6) hold securities of any issuer if more than 1/2 of 1% of the issuer's securities are owned beneficially by one or more of the Company's officers or directors or by one or more partners or members of each Fund's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer;

     (7) invest in warrants if, at the time of acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund's total assets (included within such limitation, but not to exceed 2% of the Fund's total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange;

     (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities;

     (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time or;

     (10) buy from or sell to any of the Company's officers, directors, employees, or each Fund's investment adviser or any of the investment adviser's officers, directors, partners or employees, any securities other than shares of the Fund's common stock.

     With respect to each Fund other than the National Fund, there is no fundamental policy or restriction with respect to diversification, but each Fund will be required to meet the diversification rules under Subchapter M of the Internal Revenue Code.

Borrowing
As indicated above, each Fund may borrow from banks. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Each Fund may borrow only for temporary or emergency purposes, and not in an amount exceeding 33 1/3% of its total assets.

Illiquid Securities
These securities include those that are not traded on the open market or that trade irregularly or in very low volume. They may be difficult or impossible to sell at the time and price the Fund would like. Each Fund may invest up to 15% of its assets in illiquid securities.

While each of the Funds may take short-term gains if deemed appropriate, normally the Funds will hold securities in order to realize interest income exempt from federal income tax and, where applicable, its state's personal income tax, consistent with reasonable risk. For the year ended September 30, 1999, the portfolio turnover rates were as follows for the National Fund:
254.13%, New York Fund: 52.67%, California Fund: 185.43%, Texas Fund: 168.04%, New Jersey Fund: 185.16%, Connecticut Fund: 53.76%, Missouri Fund: 78.85%, Hawaii Fund: 27.63%, Washington Fund: 180.42% and Minnesota Fund: 22.87%, respectively.

The liquidity of a Rule 144A security will be a determination of fact for which the Board of Directors is ultimately responsible. However, the Directors may delegate the day-to-day function of such determinations to Lord, Abbett & Co. ("Lord Abbett"), subject to the Directors' oversight. Examples of factors which the Directors may take into account with respect to a Rule 144A security include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security and the nature of the security and of the marketplace (e.g., the time period needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Rule 144A securities may be considered illiquid in certain circumstances to the extent necessary to comply with applicable state law requirements.


Municipal Bonds


In general, municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and Puerto Rico and by their political subdivisions, agencies and instrumentalities. Municipal bonds are issued to obtain funds for various public purposes, including the construction of bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. They may be used to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal bonds" includes certain types of "private activity" bonds including industrial development bonds issued by public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity, or sewerage or solid waste disposal. Under the Tax Reform Act of 1986, as amended, substantial
limitations   were  imposed  on  new  issues  of  municipal   bonds  to  finance
privately-operated facilities. The interest on municipal bonds generally is excludable from gross income for federal income tax purposes of most investors. The two principal classifications of municipal bonds are "general obligation" and limited obligation or "revenue bonds." General obligation bonds are secured by the pledge of the faith, credit and taxing power of the municipality for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. "Private activity" bonds, including industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the faith, credit or taxing power of the municipality. The credit quality of such municipal bonds usually is directly related to the credit standing of the user of the facilities. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.


The yields on municipal bonds are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("Standard & Poor's") and Fitch Investors Service ("Fitch") represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Description of Four Highest Municipal Bond Ratings

Moody's describes its four highest ratings for municipal bonds as follows:

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Standard & Poor's describes its four highest ratings for municipal bonds as follows:

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions are changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Fitch describes its four highest ratings for municipal bonds as follows:

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Options and Financial Futures Transactions


General. Each Fund may engage in options and financial futures transactions in accordance with its investment objective and policies. Although none of the Funds are currently employing such options and financial futures transactions, and have no current intention of doing so, each may engage in such transactions in the future if it appears advantageous to the Fund to do so, in order to hedge against the effects of fluctuating interest rates and other market conditions or to stabilize the value of the Fund's assets. The use of options and financial futures, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

Financial Futures Contracts. Each Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in interest rates or market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery in the case of fixed-income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the market value of the outstanding futures contracts of the Fund and futures contracts subject to the outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases, a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when they purchase or sell contracts and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities being hedged depends upon such things as variations in speculative market demand for futures contracts and debt securities and differences between the securities being hedged and the securities underlying the futures contracts, e.g., interest rates, tax status, maturities and creditworthiness of issuers. While interest rates on taxable securities generally move in the same direction as the interest rates on municipal bonds, frequently there are differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the municipal bond being hedged than when using a financial futures contract on a municipal bond or a municipal bond index. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser still may not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.

Options on Financial Futures Contracts. Each Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

Options on Securities. Each Fund may write (sell) covered call options on securities so long as it owns securities which are acceptable for escrow purposes and may write secured put options on securities, which means that, so long as a Fund is obligated as a writer of a put option, it will invest an amount not less than the exercise price of the put option in eligible securities. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Fund may write or purchase spread options which are options for which the exercise price may be a fixed- dollar spread or yield spread between the security underlying the option and another security it does not own, but which is used as a benchmark. The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund might like to establish a position in securities upon which call options are available. By purchasing a call option, the Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.


During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, the writer realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option, minus the premium received.


Over-the-Counter Options. As indicated in the Prospectus, each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event, the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing normally is done by reference to information from market makers, which information is carefully monitored by the Funds' investment adviser and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, generally it can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Each Fund and its investment adviser disagree with this position and believe that the dealers with which they intend to engage in OTC options transactions generally are agreeable to and capable of entering into closing transactions. The Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of a Fund's portfolio. A description of such procedures is set forth below.

Each Fund only will engage in OTC options transactions with dealers that have been specifically approved by the Board of Directors of the Fund. The Funds and their investment adviser believe that such dealers present minimal credit risks to the Funds and, therefore, should be able to enter into closing transactions if necessary. The Funds currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

The Fund anticipates entering into agreements with dealers to which the Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow a Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

Options on Securities Indices. Each Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will be required to deposit with its custodian and market-to-market eligible securities equal in value to at least 100% of the exercise price in the case of a put or the contract value in the case of a call. In addition, where a Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and market to market cash or cash equivalents equal in value to such excess until the option expires or is closed out.

Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

Delayed Delivery Transactions. Each Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When a Fund enters into a delayed delivery purchase, it becomes obligated to purchase securities and it has all the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed- income securities to be delivered in the future will fluctuate as interest rates vary. At the time the Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time the Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Fund, generally, have the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.

To the extent the Funds engage in when-issued or delayed delivery purchases, they will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for investment leverage or to speculate in interest rate changes. The Funds only will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable.

Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase, each Fund will maintain, in a segregated account, cash or high-grade marketable debt securities equal to the value of such contracts.

To the extent required to comply with Commodities Futures Trading Commission Regulation 4.5 and thereby avoid "commodity pool operator" status, no Fund will enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of the Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts at all times will not exceed the sum of: (1) accrued profits on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner and
(3) cash proceeds from investments due within 30 days.


                                       2.
                             Directors and Officers

The Board of Directors of the Fund is responsible for the management of the business and affairs of each Fund.

The following director is a partner of Lord Abbett & Co. ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302-3973. He has been associated with Lord Abbett for over five years and is also an officer, director or trustee of thirteen other Lord Abbett-sponsored funds.

* Robert S. Dow, age 54, Chairman and President * Mr. Dow is an "interested person" as defined in the Act.

The following outside directors are also directors or trustees of thirteen other Lord Abbett-sponsored funds referred to above.

E. Thayer Bigelow, Director
Time Warner Inc.
1271 Avenue of the Americas
New York, New York

Senior Adviser, Time Warner Inc. (since 1998). Formerly, Acting Chief Executive Officer of Courtroom Television Network (1997-1998). Formerly, President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991-1997). Prior to that, President and Chief Operating Officer of Home Box Office, Inc. Age 58.

William H. T. Bush, Director
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder   and   Chairman  of  the  Board  of  financial   advisory   firm  of
Bush-O'Donnell & Company (since 1986). Age 61.

Robert B. Calhoun, Jr., Director

Monitor Clipper Partners
650 Madison Avenue, 9th Floor
New York, New York


Managing Director of Monitor Clipper Partners (since 1997) and President of The Clipper Group L.P., both private equity investment funds (since 1990). Age 57.

Stewart S. Dixon, Director

Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois


Partner in the law firm of Wildman, Harrold, Allen & Dixon (since 1990). Age 68.

John C. Jansing, Director

162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 73.


C. Alan MacDonald, Director
Directorship, Inc.
8 South Shore Drive
Greenwich, Connecticut

Currently involved in golf development  management on a consultancy basis (since
1999). Formerly, Managing Director of The Directorship Inc., a consultancy in board management and corporate governance (1997-1999). Prior to that, General Partner of The Marketing Partnership, Inc., a full service marketing consulting firm (1994-1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992-1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J. B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 66.

Hansel B. Millican, Jr., Director

Rochester Button Company
1328 Broadway (Suite 816)
New York, New York


President and Chief Executive Officer of Rochester Button Company (since 1991). Age 71.

Thomas J. Neff, Director

Spencer Stuart
277 Park Avenue
New York, New York


Chairman of Spencer Stuart, an executive search consulting firm (since 1976). Currently serves as Director of Ace, Ltd. (NYSE). Age 62.

The second column of the following table sets forth the compensation accrued for outside directors. The third column sets forth information with respect to the pension or retirement benefits accrued for outside directors/trustees maintained by the Lord Abbett-sponsored Funds. No director/trustee of the Funds associated with Lord Abbett and no officer of the Funds received any compensation from the Funds for acting as a director/trustee or officer.

                  For the Fiscal Year Ended September 30, 1999

                                                     Pension or                 For Year Ended
                                                     Retirement Benefits        December 31, 1999
                                                     Accrued by the             Total Compensation
                           Aggregate                 Fund and                   Accrued by the Fund and
                           Compensation              Thirteen Other Lord        Thirteen Other Lord
                           Accrued by                Abbett-sponsored           Abbett-sponsored

Name of Director           the Fund/1                 Funds/2                   Funds/3
----------------           ---------------------    ---------------------       -----------------------


E. Thayer Bigelow          $6,452                    $17,068                    $ 57,400
William H. T. Bush*        $3,091                    None                       $ 27,500
Robert B. Calhoun, Jr.**   $3,765                    None                       $ 33,500
Stewart S. Dixon           $6,351                    $32,190                    $ 56,500
John C. Jansing            $6,238                    $45,085                    $ 55,500
C. Alan MacDonald          $6,182                    $30,703                    $ 55,000
Hansel B. Millican, Jr.    $6,238                    $37,747                    $ 55,500
Thomas J. Neff             $6,351                    $19,853                    $ 56,500


  *Elected as of August 13, 1998. **Elected as of June 17, 1998.


1. Outside directors'/trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored based on the net assets of each Fund. A portion of the fees payable by the Fund to its outside directors is being deferred under a plan ("equity based plan") that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors.

2. The amounts in Column 3 were accrued by the Lord Abbett-sponsored funds for the twelve months ended October 31, 1999 with respect to the equity based plan established for independent directors/trustees in 1996. This plan supercedes a previously approved retirement plan for all future directors/trustees. Current directors had the option to convert their accrued benefits under the retirement plan. All of the outside directors except one made such an election. Each plan also provides for a pre-retirement death benefit and actuarially reduced joint-and-survivor spousal benefits.

3. This column shows aggregate compensation, including directors'/trustees' fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, paid by the Lord Abbett-sponsored Funds during the year ended December 31, 1999 but does not include amounts accrued under the equity based plan and shown in Column 3. The amounts of the aggregate compensation payable by the Fund as of September 30, 1999 deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $30,286; Mr. Dixon, $40,764; Mr. Jansing, $116,723, Mr. MacDonald, $51,213, Mr.
     Millican, $117,535; and Mr. Neff, $18,315. If the amounts deemed invested in Fund shares were added to each director's actual holdings of Fund shares as of September 30, 1999, each would own, the following: Mr. Jansing, 2,933 shares and Mr. Neff, 294 shares.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan which provides that outside directors/trustees may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the Funds were the same as it is today, he would receive annual retirement benefits of $50,000.

Except where indicated, the following executive officers of the Fund have been associated with Lord Abbett for over five years. Messrs. Allen, Brown, Carper, Ms. Foster, Messrs. Hilstad, Morris, Noelke and Walsh are partners of Lord Abbett; the others are employees. None have received compensation from the Funds.


Executive Vice President:
Zane E. Brown, age 47

Vice Presidents:

Paul A. Hilstad, age 56, Vice President and Secretary (with Lord Abbett since 1995; formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.)

Joan A. Binstock, age 45 (with Lord Abbett since 1999, formerly Chief operating Officer of Morgan Grenfell from 1996 to 1999, prior thereto Principal of Ernst & Young LLP)

Daniel E. Carper, age 48


Philip Fang, age 33


Lawrence H. Kaplan, age 42 (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc. from 1995 to 1997, prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.)


Robert G. Morris, age 54

John Mousseau, age 42


   A. Edward Oberhaus III., age 39

Tracie E. Richter, age 31 (with Lord Abbett since 1999, formerly Vice President-Head of Fund Administration of Morgan Grenfell from 1998 to 1999, Vice President of Bankers Trust from 1996 to 1998, prior thereto Tax Associate of Goldman Sachs).


Treasurer:
Donna M. McManus, age 38 (with Lord Abbett since 1996, formerly a Senior Manager at Deloitte & Touche LLP)

As of February 1, 1999, our officers and directors/trustees, as a group, owned less than 1% of the Fund's outstanding shares and there were no record holders of 5% or more of the Fund's outstanding shares other than Lord Abbett Distributor.



                                       3.
                     Investment Advisory and Other Services



Each services performed by Lord Abbett are described under "Management" in the Prospectus. Under the Management Agreement, we are obligated to pay Lord Abbett a monthly fee, based on average daily net assets of each Fund for each month, at the annual rate of .50 of 1%. For the National, New York and California Fund this fee is allocated among the separate classes based on such class' proportionate share of the Funds' average daily net assets.

Each Fund pays all of its expenses not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and audit fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums and brokerage and other expenses connected with executing portfolio transactions.

For the fiscal years ending September 30, 1997, 1998 and 1999 the management fees paid to Lord Abbett amounted to $463,328, $453,092 and $9,265,674.

Gross management fees, management fees waived and net management fee for each Fund for the years ended September 30, 1999, 1998 and 1997, respectively, were as follows:

FUND                                                 1999
----                                                 ----
                               Gross                          Management                Net
                           Management Fees                   Fees Waived                Management Fees
                           ---------------                   -----------                ---------------
California
Connecticut
Hawaii
Minnesota
Missouri
National
New Jersey
New York
Texas
Washington

Lord Abbett Distributor LLC, 90 Hudson Street, Jersey City, NJ 07302 serves as the principal underwriter for each Fund.

The Bank of New York ("BNY"), 40 Wall Street, New York, New York 10268, serves as each Fund's custodian.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, are the independent auditors of each Fund and must be approved at least annually by our Board of Directors to continue in such capacity. Deloitte & Touche LLP perform audit services for each Fund, including the examination of financial statements included in the Fund's Annual Report to Shareholders.

United Missouri Bank of Kansas City, N.A., Tenth and Grand Kansas City, Missouri 64141, acts as the transfer agent and dividend disbursing agent for each Fund.

                                       4.
                             Portfolio Transactions


Each  Fund's   policy  is  to  obtain  best   execution  on  all  our  portfolio
transactions, which means that each Fund seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including brokerage commissions (if any) and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, we generally pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of each Lord Abbett-sponsored fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.


We may pay a brokerage commission on the purchase or sale of a security that could be purchased from or sold to a market maker if our net cost of the purchase or the net proceeds to us of the sale are at least as favorable as we could obtain on a direct purchase or sale. Brokers who receive such commissions may also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases and may include the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the fund; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.


No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold the Lord Abbett-sponsored funds' shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with us in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as a Lord Abbett-sponsored fund does, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as Lord Abbett-sponsored fund does.

The Lord Abbett-sponsored funds will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for their benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

During the fiscal years ending September 30, 1999, 1998 and 1997, we paid no commissions to independent dealers.





                                       5.
                             Purchases, Redemptions
                            and Shareholder Services


Information  concerning  how we value our shares for the purchase and redemption
of  our  shares  is  described  in  the   Prospectus   under   "Purchases"   and
"Redemptions", respectively.


As disclosed in the Prospectus, we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Fund values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors/Trustees.

For each class of share, the net asset value per share will be determined by taking the net assets and dividing by the number of shares outstanding.

The maximum offering prices of our Class A shares on September 30, 1999 were computed as follows:


                                    National        New York         Texas            Connecticut     California

                                    Fund             Fund              Fund             Fund              Fund
                                  ---------          ---------        ---------         ---------        ---------
Net asset value per
share (net assets divided by shares

outstanding)                        $10.79           $10.51            $9.55            $9.89             $10.16


Maximum offering
price per share (net asset value

divided by .9525)                   $11.15           $10.86            $9.87            $10.22            $10.50


                                  Missouri           Minnesota        New Jersey         Hawaii         Washington

                                       15

                                   Fund                Fund             Fund              Fund             Fund
                                  ---------          ---------        ---------         ---------        ---------
Net asset value per
share (net assets divided by shares
outstanding)                        $4.99            $4.78             $4.97            $4.84             $4.91

Maximum offering
price per share (net asset value
divided by .9525)                   $5.16            $4.94             $5.14            $5.00             $5.07


The maximum offering prices of our Class B shares on September 30, 1999 were computed as follows:


                                            National
                                            Fund
                                            --------
Net asset value per
share (net assets divided by shares

outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . $10.82

The maximum offering prices of our Class C shares on September 30, 1999 were computed as follows:



                                       National       New York        California
                                       Fund              Fund            Fund
                                       --------       --------        --------
Net asset value per
share (net assets divided by shares

outstanding . . . . . . . . . . . . .. . $10.81       $10.51          $10.16

The Fund has entered into a distribution agreement with Lord Abbett Distributor LLC, a New York limited liability company ("Lord Abbett Distributor"), and subsidiary of Lord Abbett under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Funds, and to make reasonable efforts to sell Fund shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.


For our last three fiscal years, Lord Abbett as our principal underwriter received net commissions after allowance of and carried over to future years a portion of the sales charge to independent dealers with respect to Class A shares as follows:



                                    Year Ended                 Year Ended                Year Ended
                                    Sept. 30, 1999             Sept. 30, 1998            Sept. 30, 1997
                                    --------------             --------------            --------------

Gross sales charge                                             $3,023,934                $2,686,781
Amount allowed
to dealers                                                     $2,631,133                $2,338,259
                                                               ----------                ----------


Net commissions received

by Lord Abbett                                                 $   392,801              $    348,522
                                                               ============              ============



Conversion of Class B Shares. The conversion of Class B shares of the National Fund on the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service or an opinion of counsel to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.


ALTERNATIVE SALES ARRANGEMENTS


Classes of Shares. Each Fund offers share classes (Class A, B, C or P) as described in the Prospectus. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

Class A Shares. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million (or on investments for employer-sponsored retirement plans under the Internal Revenue Code (hereinafter referred to as "Retirement Plans") with less than 100 eligible employees or on investments that do not qualify to be under a "special retirement wrap program" as a program sponsored by an authorized institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a mutual fund wrap fee program). If you purchase Class A shares as part of an investment of at least $1 million (or for Retirement Plans with at least 100 eligible employees or under a special retirement wrap program) in shares of one or more Lord Abbett-sponsored Funds, you will not pay an initial sales charge, but if you redeem any of those shares within 24 months after the month in which you buy them, you may pay to the Fund a contingent deferred sales charge ("CDSC") of 1% except for redemptions under a special retirement wrap program. Class A shares are subject to service and distribution fees that are currently estimated to total annually approximately 0.23 of 1% of the annual net asset value of the Class A shares. The initial sales charge rates, the CDSC and the Rule 12b-1 plan applicable to the Class A shares are described in "Buying Class A Shares" below.


Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor LLC ("Lord Abbett Distributor"). That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the annual net asset value of the Class B shares. The CDSC and the Rule 12b-1 plan applicable to the Class B shares are described in "Buying Class B Shares" below.


Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay the Fund a CDSC of 1%. Class C shares are subject to service and distribution fees at an annual rate of 1% of the annual net asset value of the Class C shares. The CDSC and the Rule 12b-1 plan applicable to the C shares are described in "Buying Class C Shares" below.


Class P Shares. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of .45 of 1% of the average daily net asset value of the Class P shares. The Rule 12b-1 plan applicable to the Class P shares is described in "Class P Rule 12b-1 Plan". Class P shares are available to a limited number of investors.


Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser. The Fund's class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to Class A, Class B and Class C, and considered the effect of the higher distribution fees on Class B and Class C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.


How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or Class C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $100,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more appropriate than Class C for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more appropriate than Class C. If you are investing $500,000 or more, Class A may become more desirable as your investment horizon approaches 3 years or more.

For most investors who invest $1 million or more or for Retirement Plans with at least 100 eligible employees or for investments pursuant to a special retirement wrap program, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, it may not be suitable for you to place a purchase order for Class B shares of $500,000 or more or a purchase order for Class C shares of $1,000,000 or more. In addition, it may not be suitable for you to place an order for Class B or C shares for a Retirement Plan with at least 100 eligible employees or for a special retirement wrap program. You should discuss this with your financial advisor.


Investing for the Longer Term. If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Rights of Accumulation.


Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You? Some account features are available in whole or in part to Class A, Class B and Class C shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See "Systematic Withdrawal Plan" under "Shareholder Services" in the Prospectus for more information about the 12% annual waiver of the CDSC. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and Class C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and Class C shares are subject, as described below.


How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for the Fund and Class C shareholders.

Class A, B, C and P Rule 12b-1 Plans. As described in the Prospectus, the Fund has adopted a Distribution Plan and Agreement on behalf of each Fund pursuant to Rule 12b-1 of the Act for each class of such Fund: the "A Plan" (all Funds), the "B Plan" (National Fund only) and the "C Plan" (National, New York and California Fund only), respectively. In adopting each Plan and in approving its continuance, the Board of Directors has concluded that there is a reasonable likelihood that each Plan will benefit its respective Class and such Classes' shareholders. The expected benefits include greater sales and lower redemptions of shares, which should allow each Class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Lord Abbett used all amounts received under the A, B and C Plans for payments to dealers for (i) providing continuous services to the shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of each Fund.

The fees payable under the A, B and C Plans are described in the Prospectus. For the fiscal year ended September 30, 1999 fees paid to dealers under the Plans were as follows: National Fund $2,474,539; New York Fund $931,947 California Fund $897,448; Texas Fund $291,692; New Jersey Fund $555,969; Connecticut Fund $381,625; Missouri Fund $492,459 and Hawaii Fund $254,116.

Each Plan requires the Directors to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside directors"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the directors, including a majority of the outside directors. Each Plan may be terminated at any time by vote of a majority of the outside directors or by vote of a majority of its class's outstanding voting securities.


Contingent Deferred Sales Charges. A Contingent Deferred Sales Charge ("CDSC"), applies regardless of class, and (i) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (ii) is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions).


Class A Shares. As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored Fund or fund acquired through exchange of such shares) on which a fund has paid the one-time distribution fee of 1% if such shares are redeemed out of the Lord Abbett-sponsored family of Funds within a period of 24 months from the end of the month in which the original sale occurred.

Class B Shares (National Fund only). As stated in the Prospectus, subject to certain exceptions, if Class B shares of the National Fund (or Class B shares of another Lord Abbett-sponsored Fund or fund acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored Family of Funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, of providing distribution-related service to the Fund in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, the Funds redeem shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.


The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


Anniversary of the day on                                     Contingent Deferred Sales Charge
which the Purchase order was accepted                         on Redemptions (As % of Amount Subject to Charge)
Before the 1st                                                5.0%
On the 1st, before the 2nd                                    4.0%
On the 2nd, before the 3rd                                    3.0%
On the 3rd, before the 4th                                    3.0%
On the 4th, before the 5th                                    2.0%
On the 5th, before the 6th                                    1.0%
On or after the 6th anniversary                               None


In the table, an "anniversary" is the 365th day subsequent to the acceptance of a purchase order or a prior anniversary. All purchases are considered to have been made on the business day on which the purchase order was accepted.


Class C Shares (National, New York and California Fund only). As stated in the Prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder will be required to pay to the Fund on behalf of Class C shares a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored Fund and subsequently redeemed before the first anniversary of their original purchase, the charge will be collected by the other fund on behalf of the Fund's Class C shares.


General. Each percentage (1% in the case of Class A and C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, Class B and Class C shares is sometimes hereinafter referred to as the "Applicable Percentage".


With respect to Class A and Class B shares, no CDSC is payable on redemptions by participants or beneficiaries from employer-sponsored retirement plans under the Internal Revenue Code for benefit payments due to plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. In the case of Class A and Class C shares, the CDSC is received by the applicable fund and is intended to reimburse all or a portion of the amount paid by the fund if the shares are redeemed before the fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the fund. In the case of Class B shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related service to the National Fund (including recoupment of the commission payments made) in connection with the sale of Class B shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the B Plan distribution fee.

The other funds which  participate in the Telephone  Exchange  Privilege (except
(a) Lord Abbett U.S.  Government  Securities Money Market Fund, Inc.  ("GSMMF"),
(b) certain funds and Lord Abbett Tax-Free Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) any authorized institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF" (collectively, the "Non-12b-1 Funds")) have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett Funds or between such Funds and AMMF. Upon redemption of shares out of the Lord Abbett family of Funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the Fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A and Class C shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B shares. Thus, if shares of a Lord Abbett Fund are exchanged for shares of the same class of another such Fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett Funds, in the case of the Class A and Class C shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B shares. Acquired Shares held in GSMMF and AMMF which are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of: (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the Exchanged Shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) amounts derived from increases in the value of the account above the total cost of shares being redeemed due to increases in net asset value, (ii) shares with respect to which no Lord Abbett Fund or Fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iii) shares which, together with Exchanged Shares, have been held continuously for 24 months from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) or for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Exchanges. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares for those of the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level), (ii) GSMMF or (iii) AMMF, to the extent offers and sales may be made in your state. You should read the prospectus of the other Funds before exchanging. In establishing a new account by exchange, shares of the Fund being exchanged must have a value equal to at least the minimum initial investment required for the Fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored Funds and AMMF have the same right to exchange their shares for the Fund's shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received prior to the close of the NYSE in proper form. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and we reserve the right to terminate or limit the privilege of any shareholder who makes frequent exchanges. We can revoke or modify the privilege for all shareholders upon 60 days' prior notice. "Eligible Funds" are AMMF and other Lord Abbett-sponsored Funds which are eligible for the exchange privilege, except Lord Abbett Series Fund ("LASF") which offers its shares only in connection with certain variable annuity contracts, Lord Abbett Equity Fund ("LAEF") which is not issuing shares, and fund of Lord Abbett Research Fund not offered to the general public ("LARF").

Statement of Intention. Under the terms of the Statement of Intention as described in the Prospectus to invest $100,000 or more over a 13-month period as described in the Prospectus, shares of Lord Abbett-sponsored funds (other than shares of LAEF, LASF, LARF and GSMMF, unless holdings in GSMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end, back-end or level sales charge) currently owned by you are credited as purchases (at their current offering prices on the date the Statement is signed) toward achieving the stated investment and reduced initial charges for Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Statement is not completed. The Statement of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

Rights of Accumulation. As stated in the Prospectus, purchasers (as defined in the Prospectus) may accumulate their investment in Lord Abbett-sponsored Funds (other than LAEF, LARF, LASF, and GSMMF, unless holdings in GSMMF are attributable to shares exchanged from a Lord Abbett-sponsored Fund offered with a front-end, back-end or level sales charge) so that a current investment, plus the purchaser's holdings valued at the current maximum offering price, reach a level eligible for a discounted sales charge for Class A shares.


Net Asset Value Purchases of Class A Shares. As stated in the Prospectus, our Class A shares may be purchased at net asset value by our directors, employees of Lord Abbett, employees of our shareholder servicing agent and employees of any securities dealer having a sales agreement with Lord Abbett who consents to such purchases or by the trustee or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of such persons or for the benefit of employees of any national securities trade organization to which Lord Abbett belongs or any company with an account(s) in excess of $10 million managed by Lord Abbett on a private-advisory-account basis. For purposes of this paragraph, the terms "directors" and "employees" include a director's or employee's spouse (including the surviving spouse of a deceased director or employee). The terms " directors" and "employees of Lord Abbett" also include other family members and retired directors and employees.


Our Class A shares also may be purchased at net asset value (a) at $1 million or more, (b) with dividends and distributions from Class A shares and other Lord Abbett-sponsored funds, except for LARF, LAEF and LASF, (c) under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for share purchases representing the repayment of principal and interest, (d) by certain authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions, and (e) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored Funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the fund has business relationships.


Our shares may be issued at net asset value in exchange for the assets, subject to possible tax adjustment, of a personal holding company or an investment company. There are economies of selling efforts and sales-related expenses with respect to offers to these investors and those referred to above.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or the fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Directors may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 30 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account into an existing account in any other Eligible Fund. The account must be either your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.


Invest-A-Matic. The Invest-A-Matic method of investing in the Funds and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.


Systematic Withdrawal Plans. The Systematic Withdrawal Plan (the "SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000. Lord Abbett prototype retirement plans have no such minimum. With respect to a SWP for Class B shares, the CDSC will be waived on redemptions of up to 12% per year of either the current net asset value of your account or your original purchase price, whichever is higher. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Since the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when in effect a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

Retirement Plans. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms and custodial agreements for IRAs (Individual Retirement Accounts including Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans, including 401(k) plans. The forms name Investors Fiduciary Trust Company as custodian and contain specific information about the plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

                                       6.
                                      Taxes


Each Fund will be treated as a separate entity for federal income tax purposes. As a result, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. Each Fund qualified as a regulated investment company for its last fiscal year and intends to do so for this fiscal year. If any Fund does not qualify it will be taxed as a normal corporation.

Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares Fund may not be deductible, in whole or in part, for federal, or for state or personal income tax purposes. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of acquiring or carrying Fund shares even though the borrowed amounts may not be directly traceable to the purchase of shares.

Fund shares may not be an appropriate investment for "substantial users" of facilities financed by industrial development bonds or persons related to such "substantial users." Such persons should consult their tax advisers before investing in Fund shares.

Certain financial institutions, like other taxpayers, may be denied a federal income tax deduction for the amount of interest expense allocable to an investment in the Fund and the deduction for loss reserves available to property and casualty insurance companies may be reduced by a specified percentage as a result of their investment in a Fund.

The value of any shares redeemed by a Fund or repurchased or otherwise sold may be more or less than your tax basis at the time the redemption, repurchase or sale is made. Any gain or loss generally will be taxable for federal income tax purposes. Any loss realized on the sale, redemption or repurchase of Fund shares held for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distribution designated by the Fund as a "capital gains distribution" received with respect to such shares. Moreover, shareholders will not be allowed to recognize for tax purposes any capital loss realized on the redemption or repurchase of Fund shares which they have held for six months or less to the extent of any tax-exempt distributions received on the shares. Losses on the sale of stock or securities are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires stock or securities that are substantially identical.

Each Fund will be subject to a 4% nondeductible excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with a calendar year distribution requirement. The Funds intend to distribute to shareholders each year an amount adequate to avoid the imposition of such excise taxes.

Limitations imposed by the Internal Revenue Code of 1986, as amended, on regulated investment companies may restrict a Fund's ability to engage in the options and financial futures transactions discussed above or in other investment techniques and practices. Moreover, in order to continue to qualify as a regulated investment company for federal income tax purposes, each Fund may be required in some circumstances to defer closing out options or futures contracts that might otherwise be desirable to close out. State law also may restrict a Fund's ability to engage in the options and financial futures transactions discussed above. A current interpretation of New Jersey law issued by the New Jersey Department of the Treasury would preclude the New Jersey Fund from engaging in some or all of the options and financial futures transactions discussed above. Each Fund may engage in such transactions to the extent they currently are or become permissible under applicable state law.

Except as discussed in the Prospectus, the receipt of dividends from a Fund may be subject to tax under laws of state or local tax authorities. You should consult your tax adviser on state and local tax matters.


                                       7.
                       Risk Factors Regarding Investments
      in California, Connecticut, Hawaii, Minnesota, Missouri, New Jersey,
           New York, Texas, Washington and Puerto Rico Municipal Bonds


The following information is a summary of special risks affecting the states and territory indicated, each of which could affect the bonds purchases by the Funds. It does not purport to be complete or current and is based upon information and judgments derived from public documents relating to such states and territory. The Funds have not verified any of this information.


California Bonds


Various constitutional and statutory provisions may affect the ability of issuers of California municipal bonds to meet their financial obligations. Decreases in State and local revenues due to such provisions may reduce the ability of California issuers to satisfy their obligations. California's recovery from the early 1990s recession is now nearly complete. Unemployment levels, although they exceed the national average, have continued to decrease. In addition, while in the early 1990s the State had depended on external borrowing to meet its cash needs, the State has not had to resort to such borrowing after the 1994-95 fiscal year. The substantial budget deficit that was accumulated by the State during the recession has been eliminated.]


California Constitutional and statutory provisions limit the taxing and spending authority of California governmental entities and impair the ability of California issuers to maintain debt service on their obligations. California's economy has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Unemployment in the State has decreased in recent years, but still exceeds the national average. Per capita income has grown in recent years, and is greater than the national average. The State's financial condition has improved since 1994, with increased revenues, slowdown in the growth of social welfare programs and continued spending restraint and economic growth.

The taxing and spending authority of California's governmental entities has been limited by the adoption of constitutional amendments. Proposition 13, enacted in 1978, constrains the fiscal condition of local governments by limited ad valorem taxes on real property and restricting the ability of taxing entities to increase real property and other taxes. In 1996, voters approved Proposition 218, which limits the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval, and clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives. Proposition 218 is generally viewed as restricting the flexibility of local governments, and consequently has and may further cause reductions in ratings of some cities and counties. The State is also subject to an annual appropriations limit imposed by Article XIII B of the State Constitution, which prohibits the state from spending the proceeds of tax revenues, regulatory licenses, user charges or other fees beyond imposed appropriations limits that are adjusted annually based on per capital personal income and changes in population. Revenues that exceed the limitation are measured over consecutive two-year periods, and any excess revenues are divided equally between transfers to schools and community colleges and refunds to taxpayers. Certain appropriations, including appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by voters, are not subject to this limitation.


The effect of these various provisions on the ability of California issuers to pay interest and principal on their obligations remains unclear in many cases. In any event, the effect may depend on whether a particular California Municipal Bond is a general or limited obligation bond (limited obligation bonds generally being less affected by such changes) and on the type of security, if any, provided for the bond. Future amendments to the California Constitution or statutory changes also may harm the ability of the State or local issuers to repay their obligations.

Connecticut Bonds


Connecticut's economy, while traditionally concentrated in the manufacturing sector, has broadened in recent years with growth in service, finance, trade and utilities. The economy continues to improve and recover from its recession in the early 1990s. The average per capita income of Connecticut remains among the highest in the nation. Connecticut's financial performance has also improved in recent years. As of June 30, 1998, the State has provided in full for payment on economic recovery notes issued to fund its accumulated General Fund deficit as of 1991, and the balance in the budget reserve fund from unappropriated surplus was $312.9 million. The State's high level of tax-supported debt remains a concern, however, as it poses a relatively significant burden on the State's revenue base.

Manufacturing has been, and remains, a significant component of Connecticut's economy. Manufacturing's relative importance to Connecticut's economy, however, has been decreasing. Defense-related business remains important, although its significance in Connecticut's economy has also declined.

Personal income in Connecticut has been and is expected to remain among the highest in the nation. Gross state product (the market value of all final goods and services produced by labor and property located with Connecticut) demonstrated stronger output growth than the nation in general during the 1980s and lower growth in the 1990s. Employment in Connecticut has been rising, but has remained below the levels achieved in the late 1980s as manufacturing employment has declined and non-manufacturing employment has only recently surpassed the employment levels of the late 1980s. The budget adopted on June 4, 1999, for fiscal year 1999-2000 anticipates a General Fund surplus of $64.4 million.

Connecticut has no constitutional limit on its power to issue obligations or incur indebtedness, other than that it may only borrow for public purposes. However, Connecticut law provides that no indebtedness payable from General Fund tax receipts of the State shall be authorized by the General Assembly, except as shall not cause the aggregate amount of (1) the total amount of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness that has been issued and remains outstanding (with certain exceptions), to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding.

In 1992, Connecticut voters approved a constitutional amendment, which requires a balanced budget for each year and imposes a cap on the growth of expenditures. The General Assembly cannot authorize an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures for the previous fiscal year by a percentage, which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation. There is an exception provided if the governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed the limit for purposes of such emergency or extraordinary circumstances. Expenditures for the payment of bonds, notes and other evidences of indebtedness are excluded from the constitutional and statutory definitions of general budget expenditures.


Hawaii Bonds


Hawaii has exhibited poor economic performance and modest personal income growth since the early 1990s and its economic recovery continues to be slow and uneven. Hawaii's economy is concentrated in retail trade and tourism and also includes construction, agriculture and military operations. Tourism is a major factor in the economy, and has been harmed by recent financial and economic downturns in Southeast Asia. Construction activity has also declined. Agriculture, dominated by pineapple and sugar production, has experienced increased foreign competition. Economic diversification projects are under way, including expansion of containerized port facilities, aquaculture and other agricultural products, but these projects have not yet had any significant positive effects on the State's overall economy.


The Constitution of the State of Hawaii empowers the issuance of four types of bonds: general obligation bonds (all bonds for the payment of the principal and interest for which the full faith and credit of the State or a political subdivision are pledged and, unless otherwise indicated, including reimbursable general obligation bonds); bonds issued under special improvements statutes; revenue bonds (all bonds payable from revenues, or user taxes, or any combination of both, of a public undertaking, improvement, system or loan program); and special purpose revenue bonds (all bonds payable from rental or other payments made or any issuer by a person pursuant to contract). All bonds other than special purpose revenue bonds may be authorized by a majority vote of the members of each House of the Hawaii Legislature. Special purpose revenue bonds may be authorized by two-thirds vote of the members of each House of the Hawaii Legislature.

The Hawaii Constitution provides that general obligation bonds may only be issued by the State if such bonds at the time of issuance will not cause the total amount of principal and interest payable in the current or any future fiscal year, whichever is higher, on such bonds and on all outstanding general obligation bonds in the current or any future fiscal year, whichever is higher, to exceed 18.5% of the average general fund revenues of Hawaii in the three fiscal years immediately before the issuance.


Although the construction and manufacturing industries have experienced significant job losses in recent years, while unemployment rates increased in recent years, potential indications that Hawaii's economic performance is improving have begun to emerge. Employment continues to rise while unemployment falls. Personal income growth remains above 2%. Much of the lower tax revenues reflect the initial effects of income tax rate reductions. Visitor arrival numbers appear to have stabilized, construction is expanding, and the growth in bankruptcies has slowed dramatically.




Minnesota Bonds


Minnesota's significant public debt includes the State's general obligation debt, as well as university and other agency debt that is not an obligation of the State. The State relies heavily on individual, sales and corporate income taxes for revenues, all of which are sensitive to economic conditions and could be adversely affected by an economic downturn.

Diversity and a significant natural resource base are two important characteristics of Minnesota's economy. While at a general level the structure of the State's economy parallels the structure of the United States economy, there is some concentration in manufacturing categories. The importance of the State's rich resource base for overall employment is apparent in the employment mix in the non-durable goods industries.


The recession that began in 1990 was less severe in Minnesota than in the national economy, and Minnesota's recovery was more rapid than the nation's. The State's per capita income has generally remained above the national average in spite of recessions and some difficult years in agriculture. Since 1995, the State's unemployment rate generally has been less than the national unemployment rate.


The Minnesota Constitution places no limitation on the amount of debt that may be authorized for permissible purposes. As of August 1, 1999, the outstanding principal amount of general obligation bonds of the State was approximately $2.4 billion.

The Minnesota legislature has enacted a provision that interest on obligations of Minnesota governmental units be included in the net income of individuals, trusts and estates for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest is unlawful in that it discriminates against interstate commerce because interest on obligations of governmental issuers in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, no matter when the obligations were issued. Should a court so rule, the value of securities held by the Fund, and thus the value of the Fund's shares, would likely decrease, perhaps significantly.


The University of Minnesota, established as a separate entity by the Minnesota Constitution, and various State agencies or instrumentalities established by the Legislature, are authorized by law to issue various forms of obligations. These obligations may be supported by the full faith and credit of the University and the other issuers, by various revenue pledges, or both. However, such obligations are not debts of the State and the State is not required to provide monies for their repayment.


Missouri Bonds

Economic reversals in either Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain a significant portion of the State's population, would have a major impact on the State's overall economic condition. Missouri's unemployment levels have steadily declined and have remained below the national average since 1991, as employment levels have continued to grow. Changes in military appropriations, which play an important role in the State's economy, could adversely affect unemployment rates. As discussed in the Statement of Additional Information, certain provisions of the Constitution of Missouri could adversely affect payment on Missouri municipal bonds.


The State Constitution provides that the General Assembly may issue general obligation bonds without voter approval solely for the purpose of (1) refunding outstanding bonds or (2) upon the recommendation of the Governor, for a temporary liability by reason of unforeseen emergency or of deficiency in revenue in an amount not to exceed $1,000,000 for any one year and to be paid in not more than five years or as otherwise specifically provided. When the liability exceeds $1,000,000, the General Assembly, or the people by initiative, may submit the proposition to incur indebtedness to the voters of the State, and the bonds may be issued if approved by a majority of those voting.


The Constitution imposes in the Tax Limitation Amendment limits on the amount of State taxes that may be collected by the State of Missouri in any fiscal year. The limit is tied to total State revenues for fiscal year 1980-81, as defined in the Tax Limitation Amendment, adjusted annually, in accordance with the formula set forth in the Amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. If total State revenues exceed the State revenue limit by more than one percent, the State is required to refund the excess. The revenue limit can only be exceeded if the General Assembly approves by a two-thirds vote of each House an emergency declaration by the Governor. Revenues have exceeded the limit in each year since 1995, and the state expects that the limit will again be exceeded in Fiscal Year 1999, which will again trigger an income tax refund liability under the Constitution.

The State's general revenue fund has had a surplus for five consecutive years, increasing in fiscal 1998 to a balance of $1.7 billion. To the extent that the payment of general obligation bonds issued by the State of Missouri or a unit of local government in the Fund' portfolio is dependent on revenues from the levy of taxes and such obligations have been issued subsequent to the date of the Tax Limitation Amendment's adoption, November 4, 1980, the ability of the State of Missouri or the appropriate local unit to levy sufficient taxes to pay the debt service on such bonds may be affected.


Debt obligations of certain State and local agencies and authorities are not, by the terms of their respective authorizing statutes, obligations of the State or any political subdivision, public instrumentality or authority, county, municipality or other state or local unit of government. The debt obligations of such issuers are payable only from the revenues generated by the project or program financed from the proceeds of the debt obligations they issue.


The State has a significant agricultural sector that may experience problems comparable to those that are occurring in other states. To the extent that any such problems intensify, there could be an adverse impact on the overall economic condition of the State. Per capita income is slightly below the national average.

Defense-related  business plays an important role in Missouri's  economy. To the
extent   that  the  United   States   Congress   enacts   changes  in   military
appropriations, Missouri could be disproportionately affected.


New Jersey Bonds

The State's economy has been steadily improving since the recent recession as shown by employment gains and growth in other economic activity. New Jersey is a major recipient of federal assistance. Hence, a decrease in federal financial assistance may adversely affect New Jersey's financial condition. In an attempt to ensure that local governmental entities remain on a sound financial basis, State law restricts total appropriations increases to 5% annually for such entities, with certain exceptions. Statutory or legislative restrictions of such character may adversely affect a municipality's or any other bond-issuing authority's ability to repay its obligations.

After a period of strong growth in the mid-1980s, New Jersey as well as the rest of the Northeast slipped into a slow-down well before the onset of the national recession that officially began in July 1990. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment.

This decline was followed by a recovery up to June 1997 of 97% of the jobs lost during the recession. New Jersey's economy has now been expanding for seven years. Looking further ahead, prospects for New Jersey appear favorable. While personal income growth has been slower than the national average, per capita income in New Jersey is second among the states. The State ended fiscal 1998 with a general fund surplus and an undesignated fund balance of $1.1 billion, and anticipates that it will again have a general fund surplus at the end of fiscal 1999, with an expected undesignated fund balance of $1.3 billion.


The New Jersey Constitution provides, in part, that no money shall be drawn from the State treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.


New Jersey's Local Budget Law imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget that is balanced on a cash basis, and the Director of the Division of Local Government Services must examine items of revenue and appropriation. State law also regulates the issuance of debt by local units, by limiting the amount of tax anticipation notes that may be issued by local units and requiring their repayment within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. With certain exceptions, no local unit is permitted to issue bonds for the payment of current expenses or to pay outstanding bonds, except with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited by statute.


New York Bonds

New York State has recorded balanced budgets for its last seven fiscal years. While the State budget for fiscal 1999-2000 again calls for a balanced budget, gaps between actual revenues and expenditures may arise in the current year and in future fiscal years. The State, New York City, the State's other political subdivisions and the State Authorities are perceived in the marketplace to be financially interdependent. The State's credit is presently affected by the indebtedness of the Authorities because of the State's guarantee or other support. This indebtedness is substantial. The Authorities are likely to require further financial assistance from the State. Shortfalls and budget gaps have been predicted for future years and will require further action by New York City's government.

Circumstances adversely affecting the State's credit rating may directly or indirectly affect the market value of bonds issued by the State's political subdivisions and its Authorities to the extent that those entities depend, or are perceived to depend, upon State financial assistance. Conversely, the fiscal stability of the State is related to the fiscal stability of New York City and of the Authorities. The State's experience has been that if New York City or any of the Authorities suffers serious financial difficulty, the ability of the State, New York City, the

State's political subdivisions and the Authorities to obtain financing in the public credit markets is adversely affected. This results, in part, from the expectation that to the extent that any Authority or local government experiences financial difficulty it will seek and receive State financial assistance. Moreover, New York City accounts for a substantial portion of the State's population and tax receipts, so New York City's financial integrity affects the State directly. Accordingly, if there should be a default by New York City or any of the Authorities, the market value and marketability of all New York State tax-exempt bonds could be adversely affected. This would have an adverse effect on the net asset value and liquidity of the Fund, even though securities of the defaulting entity may not be held by the Fund.

New York's economy features the services, trade, finance, insurance and real estate sectors. The New York economy has expanded as it continues to recover from the national recession of the early 1990s, although growth remains somewhat slower than the national level. While new jobs have been added, employment growth has been hindered in recent years by cutbacks in the computer and instrument manufacturing, utility, defense and banking industries. The State's economy is expected to continue to expand during 1999 and 2000, although employment growth is projected to slow. The unemployment rate is expected to decrease, although it is projected to remain above the national rate. Per capita income, which has historically exceeded the national average, is projected to show moderate growth.


New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes. The national recession, followed by the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits during those years. Since 1992-93, however, the State has had balanced budgets, on a cash basis, in each fiscal year.


The State has closed substantial projected budget gaps in recent years, and the Executive Budget estimated General Fund a budget gap of $ 1.9 billion in 2000-01. Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years; however, the projections assume government action will be required to significantly lower disbursements and achieve additional receipts.

There can be no assurance that the State's projections for tax and other receipts for the 1999-2000 fiscal year are not overstated and will not be revised downward, or that disbursements will not be in excess of the amounts projected. In addition, projections of State disbursements for future fiscal years may be affected by uncertain factors relating to the economy and the financial condition of the Authorities, New York City and other localities. In the event that these factors affect, or are perceived to affect, the State's ability to meet its financial obligations, the market value and marketability of its bonds also may be adversely affected. In addition, certain litigation pending or determined against the State or its officers or employees could have a substantial or long-term adverse effect on State finances.

The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally are responsible for financing, constructing and operating revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts indicated in their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be adversely affected, if any of the Authorities were to default on their respective obligations. Only a portion of these obligations are guaranteed by the State or supported by the State through lease-purchase or contractual-obligation financing arrangements or through moral obligation provisions. While principal and interest payments on outstanding Authority obligations normally are paid from revenues generated by projects of the Authorities, in the past the State has had to appropriate large amounts to enable certain Authorities (in particular, the New York State Urban Development Corporation and the New York State Housing Finance Agency) to meet their financial obligations. Further assistance to these Authorities may be required in the future.

The Metropolitan Transportation Authority (the "MTA") oversees the operation of New York City's bus and subway systems by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA") and, through subsidiaries, operates certain commuter rail and bus lines and a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. The MTA has depended and will continue to depend upon State, local government and TBTA support to operate the mass transit portion of these operations because fare revenues are insufficient. There can be no assurance that the MTA will not have difficulty meeting its operating expenses without additional assistance.

The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City of New York (the "City"), which has required and continues to require significant financial assistance from the State. In response to the City's fiscal crisis in 1975, the State took a number of steps to assist the City in returning to fiscal stability. Among these actions, the State created the Municipal Assistance Corporation for the City of New York ("MAC") to provide financing assistance to the City. The State also enacted the New York State Financial Emergency Act for the City of New York, which, among other things, established the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs. The State also established the Office of the State Deputy Comptroller for New York City ("OSDC") in the Office of the State Comptroller to assist the Control Board in exercising its powers and responsibilities.

The City operates under a four-year Financial Plan that is prepared annually and is periodically updated. In 1986, the Control Board's powers of approval over the City's Financial Plan were suspended when certain statutory conditions were met. However, the Control Board, MAC and OSDC continue to exercise various monitoring functions relating to the City's financial position and upon the occurrence of certain events, including, but not limited to, a City operating budget deficit of more than $100 million, the Control Board is required by law to impose a "Control Period". The City submits its financial plans as well as periodic updates to the Control Board for its review.


In 1997, the State created the New York City Transitional Finance Authority to finance a portion of the City's capital program because the City was approaching its State Constitutional general debt limit. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussions of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.


Although the City has balanced its budget since 1981, estimates of the City's revenues and expenditures are based on various assumptions and contingencies. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.


The staffs of the Control Board, OSDC and City Comptroller issue periodic reports on the City's Financial Plans. Recent reports note that the City had a substantial surplus in City fiscal year 1997-98. While several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industry and the national economy. Recent reports have indicated that the City's long-term expenditure growth is not in line with recurring revenue growth and that, consequently, substantial budget gaps between forecast revenues and expenditures that must be closed with reduced expenditures and/or increased revenues are likely in future years.


Certain localities in addition to the City have experienced financial problems and have received additional State assistance during the last several State fiscal years. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements for the State's 1999-2000 fiscal year.
Municipalities and school districts have engaged in substantial short-term and long-term borrowing.


From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale problems, such as declining city populations, increasing expenditures, and other economic trends could adversely affect localities, necessitating State assistance.

Texas Bonds


Texas' economy recovered from the recession that began in the mid-1980s after a collapse in oil prices. The economy has become more stable due to increased diversification, with the oil and gas industry diminishing in relative importance while service-producing sectors are the major source of job growth. The biennial all funds budget for the State did not require increasing state taxes, primarily due to a healthy state economy and a $4.4 billion surplus from the previous biennium. The State has had a positive balance in its general revenue fund for eleven consecutive years. Any circumstances that affect the market value of bonds held by the Texas fund, as a result of a dependency of local governments and other authorities upon State aid and reimbursement programs may have an adverse affect on the Texas fund.


The State Comptroller of Public Accounts has predicted that the overall State economy will slightly outpace national economic growth in the long term. The service-producing sectors (which include transportation, public utilities, finance, insurance, real estate, trade, services and government) are the major sources of job growth in Texas, although the rate of growth of goods-producing jobs has been nearly as fast as that of service-producing jobs since 1994. The State now ranks second in manufacturing employment, and job growth in manufacturing is expected to continue. The predominant manufacturing sectors are high technology and petroleum-related manufacturing.

Texas has added more jobs than any other state during the 1990s, and the State's unemployment rate has declined for five consecutive years. While job growth has been strong, personal income growth per capita has been slower, and per capita income remains below the national average.


Due to the State's expansion in Medicaid spending and other Health and Human Services programs requiring federal matching revenues, federal receipts were the State's main revenue source during fiscal year 1997. Sales tax, which had been the main source of revenue for 12 years prior to 1993, was second. Licenses, fees and permits, the motor fuels tax and other excise taxes also are important sources of revenue. The State has no personal or corporate income tax, although the State imposes a corporate franchise tax based on the amount of a corporation's capital and "earned surplus", which includes corporate net income and officers' and directors' compensation.


The State's debt position has grown in recent years, and although much of the indebtedness of the State is designed to be self-supporting, the State has begun to issue more debt supported by the general revenue fund.

The State Constitution prohibits the State from levying ad valorem taxes on property for general revenue purposes. The State Constitution also limits the rate of growth of appropriations from tax revenues not dedicated by the Constitution during any biennium to the estimated rate of growth for the State's economy. The Legislature may avoid the constitutional limitation if it finds, by a majority vote of both Houses, that an emergency exists. The State Constitution authorizes the Legislature to provide by law for the implementation of this restriction, and the Legislature, pursuant to such authorization, has defined the estimated rate of growth in the State's economy to mean the estimated increase in State personal income.

In 1997, voters approved a constitutional amendment that prohibits the legislature from authorizing additional state debt payable from general revenues if the resulting annual debt service exceeds five percent of an amount equal to the average amount of general revenue for the three immediately preceding years, excluding revenues constitutionally dedicated for purposes other than payment of debt service.

Washington Bonds


The State of Washington's economy includes manufacturing and service industries as well as agricultural and timber production. The State's leading export industries are aerospace, forest products, agriculture and timber production. The Boeing Company, one of the world's largest aerospace firms, in the State's largest employer and as such has a significant impact, in terms of production, employment and labor earnings, on the State's economy. Continued declines in the forest products industry are expected in the future, and although a decrease in employment in this area is also expected, the impact is not expected to significantly affect the State's overall economic performance.

The economic base of the State includes manufacturing and service industries as well as agricultural and timber production. Overall manufacturing employment within the state experienced a decline from 1990 through 1995 with a rebound in 1996 through 1998. Industry sectors exhibiting growth include transportation, communication and utilities employment; finance, insurance and real estate; and services. The Boeing Company, the state's largest employer, is preeminent in aircraft manufacture. Boeing exerts a significant impact on overall state production, employment and labor earnings. The state's leading export industries are aerospace, forest products, agriculture and food processing. The State ranks fourth among all states in the percentage of its work force employed in technology-related industries and ranks third among the largest software development centers.


Forest products rank second behind aerospace in value of total production. A continued decline in overall production during the next few years is expected due to federally imposed limitations on the harvest of old-growth timber and the inability to maintain the recent record levels of production increases.


International trade plays an important role in the State's employment base, as one in six jobs in the State is related to international trade. The State's trade levels depend largely on national and world (rather than local) economic conditions, including consumer demands. Washington expects a slowdown in employment growth as a result of slower U.S. economic growth, the Asian financial crisis and a mild downturn in aerospace unemployment.


While personal income growth, which has been strong in recent years, is expected to slow, it is projected to continue to outpace average U.S. personal income growth.


As of July 1, 1995, Initiative 601, which was voted into law in November 1993, limits increases in General Fund-State government expenditures to the three-year average rate of population and inflation growth. Thus far, Initiative 601 has not had a restrictive impact on the State's budget.

Washington's Constitution, as interpreted by the State Supreme Court, prohibits the imposition of net income taxes. For the fiscal year ending June 30, 1998, approximately 76.2% of the State's tax revenues derived from general and selective sales and gross receipts taxes.

With certain exceptions, the amount of State general obligation debt that may be incurred is limited by constitutional and statutory restrictions. The limitations in both cases are imposed by prohibiting the issuance of new debt if the new debt would cause the maximum annual debt service on all thereafter outstanding general obligation debt to exceed a specified percentage of the arithmetic mean of general State revenues for the preceding three years. These are limitations on the incurrence of new debt and are not limitations on the amount of debt service that may be paid by the State in future years.

Puerto Rico Bonds

Each fund may invest in bonds issued by the Commonwealth of Puerto Rico and its instrumentalities. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Puerto Rico's economic health is closely tied to the price of oil and the state of the U.S. economy. Although its unemployment rate has generally declined in recent years, Puerto Rico's unemployment rate continues to substantially exceed the U.S. average.

Puerto Rico's economy has experienced significant growth. Continued growth depends on factors, such as the state of the U.S. economy, stability of the price of oil and borrowing costs.


Puerto Rico's manufacturing sector has become more diversified as industrial development has become more capital intensive and more dependent on skilled labor. The service sector, including wholesale and retail trade, finance, insurance and real estate, also plays a major role in the economy. The service sector ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In recent years, the service sector has experienced significant growth in response to and paralleling the expansion of the manufacturing sector.

Much of the development of the manufacturing sector in Puerto Rico to date can be attributed to various federal and Commonwealth tax incentives, most notably
Section 936 of the Internal Revenue Code (the "Code"), which allows companies with operations in Puerto Rico and other U.S. territories to receive a credit to be used against U.S. tax on certain income from operations and the Commonwealth's Industrial Incentives Program. However, in 1996 amendments were passed that phase out Section 936 tax credits over ten years for existing claimants and eliminate it for corporations without established operations after October 1995. The long-term effects on the Puerto Rico economy of the repeal of section 936 cannot yet be determined, although the repeal is not expected to have material adverse effects on the Commonwealth's economy in the short- or medium-term. The Commonwealth also needs to address its substantial unfunded pension liabilities to its two main public pension systems.

Puerto Rico's economy has continued to expand for over a decade, with almost every sector participating and resulting in record levels of employment (although Puerto Rico's unemployment rate has continued to substantially exceed the average for the United States). Factors behind this expansion included Commonwealth-sponsored economic development programs, periodic declines in the exchange value of the United States dollar, increases in the level of federal transfers and the relatively low cost of borrowing.

The Commonwealth's general fund has had a positive cash balance in recent years, but was forecast to decrease by $266.6 million by the end of fiscal 1999.

The Constitution of Puerto Rico provides that public debt of the Commonwealth will constitute a first claim on available Commonwealth revenues. Public debt includes general obligation bonds and notes of the Commonwealth and any payments required to be made by the Commonwealth under its guarantees of bonds and notes issued by its public instrumentalities.

The Constitution of Puerto Rico also provides that direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes shall not be issued if the amount of the principal of and interest on such bonds and notes and on all such bonds and notes theretofore issued which is payable in any fiscal year, together with any amount paid by the Commonwealth in the preceding fiscal year on account of bonds or notes guaranteed by the Commonwealth, exceeds 15% of the average annual revenues raised under the provisions of Commonwealth legislation and covered into the Treasury of Puerto Rico (principally income taxes, property taxes and excise taxes) in the two fiscal years preceding the then current fiscal year.

In recent years the Commonwealth has had higher levels of public sector debt compared to the growth in nominal gross product. These higher levels are due to the increase during fiscal 1996, 1997, and 1998 in the amount of debt incurred to finance infrastructure projects. This trend is expected to continue during the next few fiscal years as the level of public sector capital investment remains high.



                                       8.
                                Past Performance

Each fund computes the average annual rate of total return for each class during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by $1,000 which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation.

In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment (unless the return is shown at net asset value). For Class B shares (National fund only), the payment of the applicable CDSC (5.0% prior to the first anniversary of purchase, 4.0% prior to the second anniversary of purchase, 3.0% prior to the third and fourth anniversaries of purchase, 2.0% prior to the fifth anniversary of purchase, 1.0% prior to the sixth anniversary of purchase and no CDSC on and after the sixth anniversary of purchase) is applied to the National fund's investment result for that class for the time period shown (unless the total return is shown at net asset value). For Class C shares, the 1.0% CDSC is applied to the applicable fund's investment result for that class for the time period shown prior to the first anniversary of purchase (unless the total return is shown at net asset value). Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.

The total returns for the Class A shares of the National, New York, Texas, New Jersey, Connecticut, Missouri, Hawaii,

Washington, Minnesota and California fund using the computation method described above for the one-year period ended on September 30, 1998 were as follows:
9.60%,  9.03%,  9.24%,  9.34%,  8.32%,  7.75%,  8.59%,  9.48%,  8.11%, and 8.86%
respectively. The average annual compounded rates of total return for the National, New York, Texas, New Jersey, Connecticut, Missouri, Hawaii, Washington, Minnesota and California fund for ten years or life of the fund were as follows: 7.65%, 7.13%, 7.95 %, 7.68 %, 7.17%, 6.96%, 6.66%, 7.17 %, 7.02% and
7.36% respectively. These five and ten year total returns included the California funds' Class A predecessor until July 15, 1996.

The total return for Class B Shares of the National fund for the one year period ended September 30, 1998 was 8.85%.

The total return for Class C Shares of the National, New York and California fund for the one year period ending September 30, 1998 were 8.80%, 8.34% and
8.09 %, respectively.

Each funds' yield quotation for each class is based on a 30-day period ended on a specified date, computed by dividing the funds' net investment income per share earned during the period by the funds' maximum offering price per share on the last day of the period. This is determined by finding the following quotient: Take the funds' dividends and interest earned during the period minus its expenses accrued for the period (net of reimbursements) and divide by the product of (i) the average daily number of fund shares outstanding during the period that were entitled to receive dividends and (ii) the funds' maximum offering price per share on the last day of the period. To this quotient add one. This sum is multiplied by itself five times. Then, one is subtracted from the product of this multiplication and the remainder is multiplied by two. Yield for the Class A shares reflects the deduction of the maximum initial sales charge, but may also be shown based on the fund's net asset value per share. Yields for Class B and C shares do not reflect the deduction of the CDSC. For the 30-day period ended September 30, 1998, the yields for Class A shares of the National, California, Connecticut, Missouri, New Jersey, New York, Texas, Hawaii, Washington and Minnesota funds were 4.15%, 4.28%,4.19%, 4.05%, 4.28%, 3.92%, 4.04%, 4.46%, 4.46% and 4.02%, respectively.

Each fund's tax-equivalent yield is computed by dividing that portion of the funds' yield (as determined above) which is tax exempt by one minus a stated income tax rate (National 37.60%; California 45.22%; Connecticut 42.32%; Missouri 39.60%; New Jersey 43.45%; New York 45.77%; Texas 39.60%; Hawaii 39.60%; Washington 39.60% and Minnesota 44.73%) and adding the product to that portion, if any, of the funds' yield that is not tax exempt. For the 30-day period ended on September 30, 1998, the tax-equivalent yields for Class A shares of the National, California, Connecticut, Missouri, New Jersey, New York, Texas, Hawaii, Washington and Minnesota fund were 6.88%, 7.34%, 7.42%, 6.69%, 7.16%, 7.89%, 6.94%, 6.69%, 7.38% and 8.07%, respectively.

It is important to remember that these figures represent past performance and an investor should be aware that the investment return and principal value of a fund investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that this performance will be repeated in the future.


                                       9.
                          Information About the Company

The directors, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company's Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored mutual funds to the extent contemplated by the recommendations of such Advisory Group.

                                       10.
                              Financial Statements

The financial statements for the fiscal year ended September 30, 1998 and the opinion thereon of Deloitte & Touche LLP, independent auditors, included in the 1998 Annual Report to Shareholders of the Lord Abbett Tax-Free Income Fund, Inc., are incorporated herein by reference in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

PART C     OTHER INFORMATION

Item 23.   Exhibits
           --------

          (a) Articles of Incorporation. Incorporated by reference. Articles of Restatement.

          (b)  By-Laws.Incorporated by reference.

          (c) Instruments Defining Rights of Security Holders. Incorporated by reference.

          (d)  Investment Advisory Contracts. Incorporated by reference.

          (e)  Underwriting Contracts. Incorporated by reference.

          (f)  Bonus or Profit Sharing Contracts. Incorporated by reference.\
          (g)  Custodian Agreement. Incorporated by reference.

          (i)  Legal Opinion. Filed herewith.

          (j)  Other Opinion. Consent of Independent Auditors.Filed herewith.

          (l)  Initial capital Agreements. Incorporated by reference.

          (m)  Rule 12b-1 Plan. Incorporated by reference.

          (n) Financial Data Schedule. Incorporated by reference to Exhibit 27 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on February 2, 1998.

          (o)  Rule 18f-3 Plan. Incorporated by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

                  None.

Item 25.  Indemnification
          ---------------

          Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

          The general effect of these statutes is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

          In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to
          Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or
          (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification)
          (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          In addition, Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Lord, Abbett & Co. acts as investment adviser for the Lord Abbett registered investment companies and provides investment management services to various pension plans, institutions and individuals. Lord Abbett Distributor, a limited liability corporations, serves as their distributor and principal underwriter. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., None of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or Trustee of any entity.

Item 27.  Principal Underwriter
          ---------------------

          (a)    Lord Abbett Affiliated Fund, Inc.
                 Lord Abbett Bond-Debenture Fund, Inc.
                 Lord Abbett Developing Growth Fund, Inc.
                 Lord Abbett Equity Fund
                 Lord Abbett Global Fund, Inc.
                 Lord Abbett Investment Trust
                 Lord Abbett Mid-Cap Value Fund, Inc.
                 Lord Abbett Large-Cap Growth Fund
                 Lord Abbett Series Fund, Inc.
                 Lord Abbett Research Fund, Inc.
                 Lord Abbett Securities Trust
                 Lord Abbett Tax-Free Income Fund, Inc.
                 Lord Abbett Tax-Free Income Trust
                 Lord Abbett U.S. Government Money Market Fund, Inc


          (b)    The partners of Lord, Abbett & Co. are:

                 Name and Principal                   Positions and Offices
                 Business Address (1)                 with Registrant
                 --------------------                 ---------------

                 Robert S. Dow                        Chairman and President
                 Paul A. Hilstad                      Vice President & Secretary
                 Zane E. Brown                        Vice President
                 Daniel E. Carper                     Vice President
                 Robert G. Morris                     Vice President


               (1) Each of the above has a principal business address: 90 Hudson Street, Jersey City, New Jersey 07302

Item 28.  Location of Accounts and Records
          --------------------------------

          Registrant  maintains  the  records,  required by Rules 31a - 1(a) and
          (b), and 31a - 2(a) at its main office.

          Lord, Abbett & Co. maintains the records required by Rules 31 - 1(f) and 31a - 2(e) at its main office.

          Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29.  Management Services
          -------------------
          None.

Item 30.  Undertakings
          ------------

          The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 28th day of January, 2000.

                                         LORD ABBETT TAX-FREE INCOME FUND, INC.
                                            /s/ Lawrence H. Kaplan
                                            ----------------------
                                         By:    Lawrence H. Kaplan
                                                Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                                          Title                                       Date
----------                                          -----                                       ----
                                              Chairman, President
/s/Robert S. Dow                               and Director/Trustee                          January 28, 2000
---------------------------                   --------------------------                     ----------------
Robert S. Dow

/s/ E. Thayer Bigelow                          Director/Trustee                              January 28, 2000
----------------------------                 -----------------------                         ----------------
E. Thayer Bigelow

/s/William H. T. Bush                         Director/Trustee                               January 28, 2000
----------------------------                 ------------------------                        ----------------
William H. T. Bush

/s/Robert B. Calhoun, Jr.                      Director/Trustee                              January 28, 2000
--------------------------                   ------------------------                        ----------------
Robert B. Calhoun, Jr.

/s/Stewart S. Dixon                            Director/Trustee                              January 28, 2000
----------------------------                  ----------------------                         ----------------
Stewart S. Dixon

/s/John C. Jansing                             Director/Trustee                              January 28, 2000
----------------------------                   ----------------------                         ---------------
John C. Jansing

/s/C. Alan MacDonald                          Director/Trustee                               January 28, 2000
----------------------------                 ------------------------                        ----------------
C. Alan MacDonald

/s/Hansel B. Millican, Jr.                    Director/Trustee                               January 28, 2000
---------------------------                  ------------------------                        ----------------
Hansel B. Millican, Jr.

/s/Thomas J. Neff                              Director/Trustee                              January 28, 2000
----------------------------                 ------------------------                        ----------------
Thomas J. Neff

/s/Donna M. McManus                          Director/Trustee                                January 28, 2000
----------------------------                ------------------------                         ----------------
Donna M. McManus



                                                                January 27, 2000

Lord Abbett Tax-Free Income Fund, Inc.
90 Hudson Street
Jersey City, NJ 07302-3972

Dear Sirs:

         You have requested our opinion in connection with your filing of Amendment No. 31 to the Registration Statement on Form N-1A (the "Amendment") under the Investment Company Act of 1940, as amended (the "Act"), of Lord Abbett Tax-Free Income Fund, Inc., a Maryland Corporation (the "Company"), and in connection therewith your registration of the following shares of beneficial interest, with a par value of $.001 each, of the Company (collectively, the "Shares"): the California Series (Class A, C, and P); Connecticut Series (Class A and P); Hawaii Series (Class A and P); Minnesota Series (Class A and P); Missouri Series (Class A and P); National Series (Class A, B, C, and P), New Jersey Series (Class A and P); New York Series (Class A, C, and P); Texas Series (Class A and P); and Washington Series (Class A and P).

         We have examined and relied upon originals, or copies certified to our satisfaction, of such company records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

         We are of the opinion that the Shares issued in the continuous offering have been duly authorized and, assuming the issuance of the Shares for cash at net asset value and receipt by the Company of the consideration therefor as set forth in the Amendment and that the number of shares issued does not exceed the number authorized, the Shares will be validly issued, fully paid and nonassessable.

         We express no opinion as to matters governed by any laws other than the Title 2 of the Maryland Code. We consent to the filing of this opinion solely in connection with the

Amendment. In giving such consent, we do not hereby admit that we come within the category of persons whose consent is required under Section 7 of the Act or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                 Very truly yours,


                                                 WILMER, CUTLER & PICKERING
                                                 By:___________________________